UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1028

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Ivy Balanced Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 1.34%
Honeywell International Inc.	56	$2,183

Apparel Retail - 0.79%
Urban Outfitters, Inc. (A)	37	1,288

Apparel, Accessories & Luxury Goods - 1.21%
V.F. Corporation	27	1,970

Auto Parts & Equipment - 1.02%
BorgWarner Inc.	50	1,671

Automobile Manufacturers - 0.87%
Ford Motor Company (A)	141	1,412

Biotechnology - 1.67%
Gilead Sciences, Inc. (A)	63	2,731

Casinos & Gaming - 1.11%
Wynn Resorts, Limited (A)	31	1,817

Communications Equipment - 3.87%
Cisco Systems, Inc. (A)	162	3,874
QUALCOMM Incorporated	53	2,447
		6,321
Computer Hardware - 4.99%
Apple Inc. (A)	21	4,450
Hewlett-Packard Company	72	3,693
		8,143
Data Processing & Outsourced Services - 0.98%
Paychex, Inc.	52	1,593

Department Stores - 1.18%
Macy's Inc.	115	1,926

Distillers & Vintners - 1.44%
Brown-Forman Corporation, Class B	44	2,354

Diversified Chemicals - 1.41%
Dow Chemical Company (The)	84	2,307

Electric Utilities - 1.60%
Exelon Corporation	53	2,605

Electrical Components & Equipment - 2.25%
Emerson Electric Co.	86	3,672

Footwear - 0.92%
NIKE, Inc., Class B	23	1,493

General Merchandise Stores - 0.95%
Target Corporation	32	1,548

Health Care Supplies - 2.03%
DENTSPLY International Inc.	94	3,320

Home Improvement Retail - 1.55%
Home Depot, Inc. (The)	88	2,545

Hotels, Resorts & Cruise Lines - 1.23%
Carnival Corporation (A)	29	906
Hyatt Hotels Corporation, Class A (A)	37	1,100
		2,006
Household Products - 2.39%
Colgate-Palmolive Company	48	3,902

Industrial Conglomerates - 0.89%
Textron Inc.	78	1,458

Industrial Machinery - 1.26%
Illinois Tool Works Inc.	43	2,049

Integrated Oil & Gas - 2.13%
ConocoPhillips	34	1,747
Exxon Mobil Corporation	25	1,732
		3,479
Investment Banking & Brokerage - 0.58%
Lazard Group LLC	25	953

Oil & Gas Equipment & Services - 3.42%
Halliburton Company	72	2,179
National Oilwell Varco, Inc.	26	1,146
Schlumberger Limited	35	2,252
		5,577
Oil & Gas Exploration & Production - 0.89%
XTO Energy Inc.	31	1,456

Other Diversified Financial Services - 3.98%
Bank of America Corporation	155	2,339
JPMorgan Chase & Co.	99	4,133
		6,472
Packaged Foods & Meats - 0.68%
Hershey Foods Corporation	31	1,106

Personal Products - 1.59%
Estee Lauder Companies Inc. (The), Class A	54	2,602

Pharmaceuticals - 4.73%
Abbott Laboratories	63	3,380
Allergan, Inc.	40	2,495
Johnson & Johnson	28	1,829
		7,704
Property & Casualty Insurance - 3.42%
Berkshire Hathaway Inc., Class B (A)	1	2,724
Travelers Companies, Inc. (The)	57	2,857
		5,581
Railroads - 1.40%
Union Pacific Corporation	36	2,288

Real Estate Management & Development - 0.38%
CB Richard Ellis Group, Inc., Class A (A)	46	626

Regional Banks - 1.70%
PNC Financial Services Group, Inc. (The)	53	2,777

Semiconductors - 2.41%
Microchip Technology Incorporated	135	3,929

Soft Drinks - 3.79%
Coca-Cola Company (The)	41	2,309
PepsiCo, Inc.	63	3,855
		6,164
Systems Software - 1.89%
Microsoft Corporation	101	3,084

Tobacco - 1.23%
Philip Morris International Inc.	42	2,014

TOTAL COMMON STOCKS - 71.17%		$116,126

(Cost: $91,146)

CORPORATE DEBT SECURITIES	Principal

Agricultural Products - 0.49%
Archer-Daniels-Midland Company,
7.000%, 2-1-31	$700	798

Airlines - 0.33%
Southwest Airlines Co.,
6.500%, 3-1-12	500	532

Automobile Manufacturers - 0.76%
Ford Motor Company, Convertible,
4.250%, 11-15-16	1,000	1,254

Banking - 1.60%
JPMorgan Chase & Co.:
4.650%, 6-1-14	1,000	1,053
7.900%, 4-29-49 (B)	500	516
U.S. BANCORP,
4.200%, 5-15-14	1,000	1,038
		2,607
Beverage / Bottling - 0.95%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10-15-12 (C)	500	502
5.375%, 11-15-14 (D)	1,000	1,058
		1,560
Communications Equipment - 0.64%
Cisco Systems, Inc.,
5.250%, 2-22-11	1,000	1,050

Construction & Farm Machinery & Heavy Trucks - 0.33%
John Deere Capital Corporation,
5.250%, 10-1-12	500	540

Consumer Finance - 0.13%
American Express Credit Corporation,
5.125%, 8-25-14	200	211

Department Stores - 0.64%
Kohl's Corporation,
6.300%, 3-1-11	1,000	1,051

Distillers & Vintners - 0.62%
Diageo Capital plc,
4.375%, 5-3-10	1,000	1,013

Diversified Banks - 0.16%
Wells Fargo Bank, N.A.,
7.550%, 6-21-10	250	258

Electric - 0.35%
Hydro-Quebec,
8.000%, 2-1-13	500	572

Food Processors - 0.58%
Cargill, Inc.,
6.375%, 6-1-12 (D)	400	436
Kellogg Company,
4.450%, 5-30-16	500	515
		951
Food Retail - 0.67%
Kroger Co. (The),
6.200%, 6-15-12	1,000	1,089

Home Improvement Retail - 0.64%
Home Depot, Inc. (The),
5.200%, 3-1-11	1,000	1,038

Industrial Conglomerates - 0.10%
Textron Inc.,
6.200%, 3-15-15	150	156

Industrial Gases - 0.65%
Praxair, Inc.,
4.375%, 3-31-14	1,000	1,054

Industrial Machinery - 0.67%
Illinois Tool Works Inc.,
5.150%, 4-1-14	1,000	1,089

Integrated Oil & Gas - 0.98%
Chevron Corporation,
3.450%, 3-3-12	500	520
ConocoPhillips,
4.750%, 2-1-14	1,000	1,073
		1,593
Integrated Telecommunication Services - 0.65%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,063

Life Insurance - 0.31%
Prudential Financial, Inc.,
4.750%, 9-17-15	500	507

Metals / Mining - 1.29%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,200	1,513
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	500	599
		2,112
Movies & Entertainment - 0.32%
Viacom Inc.,
4.375%, 9-15-14	500	516

Oil & Gas - 0.16%
Cenovus Energy Inc.,
4.500%, 9-15-14 (D)	250	258

Oil & Gas Exploration & Production - 0.34%
XTO Energy Inc.,
7.500%, 4-15-12	500	558

Other Non-Agency REMIC/CMO - 0.00%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	7	––	*
8.000%, 3-31-11 (C)	1	––	*
		––	*
Packaged Foods & Meats - 0.23%
Unilever Capital Corporation,
5.900%, 11-15-32	350	373

Pharmaceuticals - 1.94%
Abbott Laboratories,
3.750%, 3-15-11	1,000	1,033
Pfizer Inc.,
4.450%, 3-15-12	1,000	1,058
Roche Holdings Ltd,
5.000%, 3-1-14 (D)	1,000	1,070
		3,161
Property & Casualty Insurance - 0.64%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (D)	1,000	1,048

Restaurants - 0.15%
YUM! Brands, Inc.,
4.250%, 9-15-15	250	251

Soft Drinks - 0.32%
PepsiCo, Inc.,
3.750%, 3-1-14	500	517

Systems Software - 0.31%
Microsoft Corporation,
2.950%, 6-1-14	500	505

Telecommunications - 0.31%
American Tower Corporation,
4.625%, 4-1-15 (C)	500	506

TOTAL CORPORATE DEBT SECURITIES - 18.26%		$29,791

(Cost: $27,760)

OTHER GOVERNMENT SECURITIES - 0.46%

Qatar
State of Qatar,
4.000%, 1-20-15 (D)	750	$752
(Cost: $749)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.79%

Mortgage-Backed Obligations
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	230	248
5.000%, 1-1-18	250	264
5.500%, 4-1-18	109	116
6.500%, 10-1-28	109	118
6.500%, 2-1-29	19	21
7.000%, 5-1-31	21	23
7.500%, 5-1-31	32	36
7.000%, 7-1-31	31	35
7.000%, 9-1-31	43	48
7.000%, 9-1-31	31	35
7.000%, 11-1-31	103	115
6.500%, 2-1-32	117	128
7.000%, 2-1-32	109	122
7.000%, 2-1-32	66	74
6.500%, 3-1-32	26	29
7.000%, 3-1-32	72	81
7.000%, 6-1-32	23	26
7.000%, 7-1-32	122	137
6.500%, 8-1-32	53	58
6.000%, 9-1-32	450	481
6.500%, 9-1-32	106	116
5.500%, 5-1-33	202	212
5.500%, 5-1-33	109	115
5.500%, 5-1-33	89	94
5.500%, 6-1-33	186	196
(Cost: $2,778)		$2,928

UNITED STATES GOVERNMENT OBLIGATIONS - 6.01%

Treasury Obligations
United States Treasury Bonds,
7.500%, 11-15-16	500	630
United States Treasury Notes:
4.000%, 3-15-10	800	806
4.250%, 10-15-10	2,000	2,060
3.875%, 2-15-13	1,250	1,331
3.625%, 5-15-13	750	794
4.250%, 8-15-13	900	971
4.250%, 8-15-15	3,000	3,211
(Cost: $9,225)		$9,803

SHORT-TERM SECURITIES - 2.14%

Master Note
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (E)	3,484	$3,484
(Cost: $3,484)

TOTAL INVESTMENT SECURITIES - 99.83%		$162,884

(Cost: $135,142)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.17%		279

NET ASSETS - 100.00%		$163,163

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Level 1		Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$116,126	$––	$ ––
Corporate Debt Securities	––	29,791	––	*
Other Government Securities	––	752	––
United States Government Agency Obligations	––	2,928	––
United States Government Obligations	––	9,803	––
Short-Term Securities	––	3,484	––

Total Investments in Securities	$116,126	$46,758	$ ––	*

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities

Beginning Balance 4-1-09	$––	*
Net realized gain (loss)	7
Net unrealized appreciation (depreciation)	4
Net purchases (sales)	(11)
Transfers in and/or (out) of Level 3 during the period	––	*

Ending Balance 12-31-09	$––	*

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$4

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $1,008 or 0.62% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $4,622 or 2.83% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

Securities with an aggregate market value of $--* representing less than 0.005% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Bond Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Diversified REITs - 0.13%
PS Business Parks, Inc., 7.0% Cumulative (A)	11	$229

Specialized REITs - 0.03%
Public Storage, Inc., 6.25% Cumulative (A)	2	49

TOTAL PREFERRED STOCKS - 0.16%		$278

(Cost: $315)

CORPORATE DEBT SECURITIES	Principal

Airlines - 1.12%
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11-10-19	$760	773
United Air Lines, Inc.,
10.400%, 11-1-16	1,140	1,202
		1,975
Asset-Backed Security - 0.10%
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (B)	175	183

Banking - 2.26%
Citigroup Inc.:
6.500%, 8-19-13	375	399
6.010%, 1-15-15	1,080	1,102
HSBC Finance Corporation,
5.700%, 6-1-11	400	418
JPMorgan Chase & Co. (Federal Deposit Insurance Corporation),
2.625%, 12-1-10 (C)	400	408
Morgan Stanley,
4.200%, 11-20-14	300	300
PNC Funding Corp (Federal Deposit Insurance Corporation),
2.300%, 6-22-12 (C)	625	636
Sovereign Bank (Federal Deposit Insurance Corporation),
2.750%, 1-17-12 (C)	705	724
		3,987
Beverage / Bottling - 1.31%
Bottling Group, LLC,
6.950%, 3-15-14	630	725
Miller Brewing Company,
5.500%, 8-15-13 (D)	1,500	1,597
		2,322
Building Products - 0.87%
CRH America, Inc.,
6.000%, 9-30-16	545	569
Masco Corporation,
6.125%, 10-3-16	1,000	953
		1,522
Cable & Satellite - 1.48%
Cox Communications, Inc.,
7.125%, 10-1-12	450	500
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10-1-19 (D)	615	626
Time Warner Cable Inc.:
7.500%, 4-1-14	605	697
5.000%, 2-1-20	830	804
		2,627
Car Loan - 0.89%
Capital Auto Receivables Asset Trust 2007-1,
6.570%, 9-16-13 (B)	625	608
Capital Auto Receivables Asset Trust 2007-3,
8.000%, 3-17-14 (B)	480	476
Ford Credit Auto Owner Trust 2009-B A3,
2.790%, 8-15-13	350	357
JPMorgan Auto Receivables Trust 2007-A,
7.090%, 2-15-14 (B)	148	135
		1,576
Communications Equipment - 0.57%
Cisco Systems, Inc.,
5.500%, 1-15-40	1,050	1,004

Construction & Engineering - 0.20%
USG Corporation,
6.300%, 11-15-16	400	358

Consumer Finance - 0.30%
American Express Bank, FSB (Federal Deposit Insurance Corporation),
3.150%, 12-9-11 (C)	250	258
Green Tree Financial Corporation,
6.400%, 10-15-18	81	81
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	100	91
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	100	97
		527
Consumer Products - 0.83%
Fortune Brands, Inc.,
6.375%, 6-15-14	1,365	1,462

Containers - 0.29%
Ball Corporation,
7.375%, 9-1-19	500	514

Electric - 0.85%
Exelon Generation Company, LLC,
6.250%, 10-1-39	410	418
FirstEnergy Generation Corp.,
6.850%, 6-1-34	293	288
ITC Holdings Corp.,
5.500%, 1-15-20 (B)	820	798
		1,504
Electrical Components & Equipment - 0.50%
Roper Industries, Inc.,
6.250%, 9-1-19	845	880

Finance - Other - 5.09%
Allied Capital Corporation,
6.625%, 7-15-11	685	649
Ameriprise Financial, Inc.,
7.300%, 6-28-19	240	267
GE Capital Credit Card Master Note Trust, Series 2009-3 Asset Backed Notes,
2.540%, 9-15-14	485	485
General Electric Capital Corporation (Federal Deposit Insurance Corporation):
1.625%, 1-7-11 (C)	1,415	1,431
3.000%, 12-9-11 (C)	305	314
John Deere Capital Corporation (Federal Deposit Insurance Corporation),
2.875%, 6-19-12 (C)	705	726
Lazard Group LLC,
6.850%, 6-15-17	800	805
Merrill Lynch & Co., Inc.,
6.875%, 4-25-18	960	1,035
Symetra Financial Corporation,
8.300%, 10-15-37 (B)(E)	885	668
Tyco International Finance S.A.:
4.125%, 10-15-14	305	312
8.500%, 1-15-19	845	1,021
Westfield Capital Corporation Limited, WT Finance (Aust) Pty Limited and WEA Finance LLC,
4.375%, 11-15-10 (D)	335	344
XL Capital Finance (Europe) plc,
6.500%, 1-15-12	180	186
XL Capital Ltd,
5.250%, 9-15-14	770	754
		8,997
Food Processors - 0.44%
Cargill, Incorporated,
5.200%, 1-22-13 (D)	725	769

Gas Pipe Lines - 0.24%
Williams Partners L.P. and Williams Partners Finance Corporation,
7.250%, 2-1-17	420	424

Health Care Supply - 1.88%
Boston Scientific Corporation:
5.450%, 6-15-14	650	683
6.000%, 1-15-20	1,200	1,226
Medco Health Solutions, Inc.,
7.125%, 3-15-18	1,030	1,158
Quest Diagnostics Incorporated,
5.450%, 11-1-15	240	259
		3,326
Independent Power Producers & Energy Traders - 0.29%
NRG Energy, Inc.,
8.500%, 6-15-19	500	513

Information / Data Technology - 0.18%
Intuit Inc.,
5.750%, 3-15-17	310	321

Integrated Telecommunication Services - 0.51%
CenturyTel, Inc.,
7.600%, 9-15-39	885	907

Investment Banking & Brokerage - 2.48%
Goldman Sachs Group, Inc. (The):
5.700%, 9-1-12	610	656
5.150%, 1-15-14	485	513
Morgan Stanley:
5.300%, 3-1-13	635	669
4.750%, 4-1-14	165	166
6.250%, 8-28-17	300	313
Morgan Stanley (Federal Deposit Insurance Corporation),
2.900%, 12-1-10 (C)	1,150	1,176
TD AMERITRADE Holding Corporation,
4.150%, 12-1-14	900	887
		4,380
Life Insurance - 1.71%
Liberty Mutual Group, Inc.,
7.300%, 6-15-14 (D)	1,000	1,024
Liberty Mutual Holding Company Inc.,
7.800%, 3-15-37 (B)	360	297
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	481
6.900%, 6-1-67 (E)	300	227
Unum Group,
7.125%, 9-30-16	965	1,000
		3,029
Machinery - 0.53%
Xerox Corporation:
4.250%, 2-15-15	455	452
6.750%, 12-15-39	485	488
		940
Metals / Mining - 0.47%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	700	839

Office REITs - 0.47%
Mack-Cali Realty, L.P.,
7.750%, 8-15-19	800	828

Oil & Gas - 0.56%
Hess Corporation,
6.000%, 1-15-40	1,000	990

Oil & Gas Equipment & Services - 0.33%
Smith International, Inc.,
8.625%, 3-15-14	500	578

Oil & Gas Storage & Transportation - 2.67%
Energy Transfer Partners, L.P.,
9.700%, 3-15-19	650	803
Kinder Morgan Energy Partners, L.P.,
9.000%, 2-1-19	1,150	1,416
NuStar Logistics, L.P.,
7.650%, 4-15-18	1,200	1,316
Williams Companies, Inc. (The),
8.750%, 1-15-20	1,000	1,193
		4,728
Other Diversified Financial Services - 0.35%
Bank of America Corporation,
7.375%, 5-15-14	540	613

Other Mortgage-Backed Securities - 10.85%
Asset Securitization Corporation,
7.489%, 2-14-43 (E)	170	151
Asset Securitization Corporation (Interest Only),
1.479%, 10-13-26 (D)(E)(F)	702	14
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28 (E)	36	36
Banc of America Alternative Loan Trust 2005-10:
5.662%, 11-25-35 (E)	266	30
5.662%, 11-25-35 (E)	128	10
Banc of America Alternative Loan Trust 2005-12:
5.801%, 1-25-36 (E)	283	30
5.801%, 1-25-36 (E)	208	6
Banc of America Alternative Loan Trust 2006-4,
6.210%, 5-25-46 (E)	310	53
Banc of America Alternative Loan Trust 2006-8,
6.281%, 11-25-46 (E)	140	––	*
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	705	622
Banc of America Large Loan Trust 2009-FDG, Commercial Mortgage Pass-Through Certificates, Series 2009-FDG,
5.204%, 1-25-42 (B)(E)	1,000	977
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	164	16
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (D)	320	113
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6-11-41 (E)	1,500	1,515
BlackRock Capital Finance,
7.750%, 9-25-26 (D)	89	18
CarMax Auto Owner Trust 2007-3,
7.580%, 3-17-14	380	385
C-Bass 2006-CB2 Trust,
5.860%, 12-25-36	530	167
C-Bass 2006-MH1 Trust:
6.240%, 10-25-36 (D)(E)	93	92
6.250%, 10-25-36 (D)(E)	170	163
CD 2006-CD2 Mortgage Trust,
5.618%, 1-15-46 (B)(E)	710	518
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.250%, 6-25-32	78	48
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (E)	370	336
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5-25-34	632	367
Citibank Omni Master Trust Class 2009-A17,
4.900%, 11-15-18 (D)	1,160	1,155
CitiMortgage Alternative Loan Trust, Series 2007-A7:
6.234%, 7-25-37 (E)	42	––
6.250%, 7-25-37	386	62
COMM 2006-CNL2,
5.570%, 2-5-19 (D)(E)	95	57
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.200%, 12-15-35 (B)(E)	300	165
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (D)(E)	500	278
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.085%, 6-25-21 (E)	581	260
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3-25-34 (E)	185	61
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5-25-37 (E)	482	171
First Horizon Mortgage Pass-Through Trust 2003-8,
5.137%, 10-25-33 (E)	82	33
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (D)(E)	415	108
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (D)	965	904
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	159	114
5.409%, 4-25-32 (E)	235	128
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (B)	238	173
5.250%, 11-25-32 (B)	204	163
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10-25-36 (E)	474	220
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8-25-37 (E)	570	253
Harley-Davidson Motorcycle Trust 2009-4,
1.160%, 10-15-12	525	525
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (B)	428	192
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6-11-39 (B)	451	144
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2,
4.625%, 3-15-46	561	561
J.P. Morgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST,
7.443%, 12-5-27 (D)(E)	1,500	1,448
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (E)	590	337
LB-UBS Westfield Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-WM,
6.647%, 7-14-16 (D)	750	774
Morgan Stanley Capital I Trust 2004-TOP15,
5.030%, 6-13-41	1,000	1,015
Morgan Stanley Capital I Trust 2007-HQ12,
5.632%, 4-12-49 (E)	1,160	1,172
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (B)(E)	155	10
5.880%, 11-28-35 (B)(E)	105	7
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.150%, 11-28-35 (B)(E)(F)	1,932	35
National Collegiate Trust 1997-S2 (The),
7.240%, 9-20-14	72	24
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (D)	500	418
Origen Manufactured Housing Contract Trust 2004-B,
5.730%, 11-15-35 (E)	44	41
Origen Manufactured Housing Contract Trust 2005-A:
4.490%, 5-15-18	26	26
5.860%, 6-15-36 (E)	118	93
RALI Series 2003-QS10 Trust,
5.750%, 5-25-33	216	152
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	76	16
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.631%, 9-10-35 (B)(E)	829	535
TIAA Seasoned Commercial Mortgage Trust 2007-C4,
5.669%, 8-15-39 (E)	1,113	1,151
TimberStar Trust I,
6.208%, 10-15-36 (D)	460	423
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (D)	233	107
		19,178
Other Non-Agency REMIC/CMO - 0.01%
Banco Hipotecario Nacional,
7.916%, 7-25-09 (B)	7	––	*
Mellon Residential Funding,
6.750%, 6-25-28	18	15
		15
Pharmaceuticals - 0.59%
Laboratory Corporation of America Holdings,
5.500%, 2-1-13	215	224
Pfizer Inc.,
2.204%, 3-15-11 (E)	500	511
Watson Pharmaceuticals, Inc.,
6.125%, 8-15-19	300	310
		1,045
Property & Casualty Insurance - 0.32%
Fund American Companies, Inc.,
5.875%, 5-15-13	560	559

REITs - 1.47%
DEXUS Property Group,
7.125%, 10-15-14 (B)	720	740
Healthcare Realty Trust Incorporated,
6.500%, 1-17-17	570	565
Nationwide Health Properties, Inc.,
6.250%, 2-1-13	600	611
Westfield Group,
7.500%, 6-2-14 (D)	600	675
		2,591
Retail Propane Distributors - 0.30%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
9.125%, 10-1-17 (D)	500	529

Retail REITs - 0.35%
Simon Property Group, L.P.,
6.750%, 5-15-14	575	613

Securities - 0.71%
Jefferies Group, Inc.:
6.450%, 6-8-27	1,090	929
6.250%, 1-15-36	400	319
		1,248
Service - Other - 0.59%
CA, Inc.,
5.375%, 12-1-19	505	508
ERAC USA Finance Company,
5.900%, 11-15-15 (B)	265	274
WMG Acquisition Corp.,
9.500%, 6-15-16 (D)	250	268
		1,050
Specialized REITs - 0.36%
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	660	637

Steel - 0.49%
Allegheny Technologies Incorporated,
9.375%, 6-1-19	750	863

Telecommunications - 0.85%
Verizon Wireless Capital LLC,
5.550%, 2-1-14	1,375	1,492

Tobacco - 1.44%
Altria Group, Inc.,
10.200%, 2-6-39	1,200	1,601
Reynolds American Inc.:
7.250%, 6-1-12	320	352
7.625%, 6-1-16	380	414
6.750%, 6-15-17	170	176
		2,543

TOTAL CORPORATE DEBT SECURITIES - 48.10%		$84,986

(Cost: $87,754)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.28%
Federal Home Loan Mortgage Corporation,
3.750%, 6-28-13	420	443
Federal National Mortgage Association:
4.750%, 12-15-10	750	780
0.875%, 1-12-12	4,600	4,564
		5,787
Mortgage-Backed Obligations - 32.15%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 9-1-32	147	161
6.000%, 11-1-33	299	320
5.500%, 5-1-34	139	149
5.500%, 5-1-34	85	91
5.500%, 6-1-34	1,007	1,059
5.000%, 9-1-34	27	28
5.500%, 9-1-34	82	86
5.500%, 10-1-34	254	270
5.500%, 1-1-35 TBA	2,995	3,136
5.500%, 7-1-35	283	298
5.500%, 7-1-35	150	157
5.500%, 10-1-35	408	432
5.000%, 11-1-35	2,664	2,737
5.000%, 12-1-35 TBA	1,150	1,179
6.000%, 1-1-36 TBA	3,000	3,180
7.000%, 12-1-37	427	466
4.500%, 1-1-38 TBA	340	339
Federal Home Loan Mortgage Corporation Structured Pass-Through Certificates, Series K-004,
3.413%, 5-25-19	397	395
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	90	95
6.000%, 9-1-17	60	65
5.500%, 3-1-18	63	67
5.000%, 6-1-18	236	249
5.000%, 7-1-18	87	92
4.500%, 1-1-20 TBA	2,500	2,571
5.000%, 1-1-20 TBA	500	523
7.500%, 5-1-31	73	82
7.000%, 9-1-31	29	32
7.000%, 11-1-31	57	64
6.500%, 12-1-31	32	35
7.000%, 2-1-32	50	55
7.000%, 3-1-32	61	68
6.500%, 4-1-32	16	17
6.500%, 5-1-32	16	18
6.500%, 7-1-32	46	50
6.500%, 8-1-32	39	42
6.500%, 8-1-32	37	40
6.500%, 9-1-32	67	73
6.500%, 9-1-32	26	28
6.000%, 10-1-32	88	95
6.500%, 10-1-32	77	84
6.000%, 11-1-32	82	88
6.000%, 3-1-33	70	76
5.500%, 4-1-33	114	121
6.000%, 4-1-33	127	136
5.500%, 5-1-33	88	94
6.000%, 10-1-33	131	140
5.500%, 1-1-34	78	82
5.500%, 1-1-34	77	81
6.000%, 1-1-34 TBA	9,085	9,622
6.000%, 1-1-34	304	325
5.500%, 3-1-34	119	127
5.500%, 3-1-34	47	49
5.500%, 4-1-34	126	134
5.500%, 4-1-34	34	36
5.000%, 5-1-34	51	52
5.500%, 5-1-34	97	102
5.500%, 11-1-34	1,176	1,236
6.000%, 11-1-34	402	428
5.000%, 12-1-34	2,907	2,996
4.500%, 1-1-35 TBA	1,000	998
5.500%, 1-1-35 TBA	1,515	1,586
5.500%, 1-1-35	461	485
5.500%, 2-1-35	136	143
5.500%, 4-1-35	878	923
5.000%, 7-1-35	156	160
5.000%, 7-1-35	82	84
5.000%, 7-1-35	70	72
5.000%, 7-1-35	36	37
5.500%, 8-1-35	80	84
5.500%, 10-1-35	694	737
5.500%, 11-1-35	885	929
5.000%, 2-1-36	465	478
5.500%, 9-1-36	491	516
5.000%, 1-1-37 TBA	1,500	1,539
6.500%, 1-1-37 TBA	185	198
6.000%, 7-1-37	291	309
6.000%, 9-1-37	509	540
5.500%, 3-1-38	848	890
5.000%, 4-1-38	930	955
5.500%, 5-1-38	1,241	1,300
6.000%, 7-1-38	941	997
6.000%, 12-1-38	962	1,021
Government National Mortgage Association Agency REMIC/CMO,
4.408%, 1-16-25	500	517
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (F)
0.862%, 6-17-45 (E)	4,304	155
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 1-1-35 TBA	2,000	2,057
5.500%, 1-1-35 TBA	1,635	1,713
5.500%, 7-15-38	809	848
5.500%, 10-15-38	626	657
4.500%, 1-1-39 TBA	500	500
5.500%, 2-15-39	503	528
		56,809

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 35.43%		$62,596

(Cost: $61,990)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 0.77%
United States Treasury Notes,
1.875%, 7-15-13 (G)	1,295	1,364

Treasury Obligations - 11.98%
United States Treasury Bonds:
5.375%, 2-15-31 (H)	1,775	1,961
4.500%, 8-15-39	6,855	6,700
United States Treasury Notes:
1.000%, 12-31-11	1,040	1,037
1.375%, 3-15-12	180	180
2.625%, 12-31-14	7,305	7,284
3.375%, 11-15-19	4,155	3,997
		21,159

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 12.75%		$22,523

(Cost: $22,776)

SHORT-TERM SECURITIES

Commercial Paper (I) - 17.54%
Citigroup Funding Inc.,
0.160%, 1-25-10	7,000	6,999
COFCO Capital Corp. (Rabobank Nederland),
0.300%, 1-7-10	7,000	7,000
CVS Caremark Corporation,
0.230%, 1-13-10	7,000	6,999
Straight-A Funding, LLC (Federal Financing Bank),
0.120%, 1-5-10	6,000	6,000
Toyota Motor Credit Corporation,
0.130%, 2-16-10	4,000	3,999
		30,997
Master Note - 0.54%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (J)	957	957

Municipal Obligations - 1.70%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2008-A (U.S. Bank N.A.),
0.250%, 1-5-10	3,000	3,000

TOTAL SHORT-TERM SECURITIES - 19.78%		$34,954

(Cost: $34,954)

TOTAL INVESTMENT SECURITIES - 116.22%		$205,337

(Cost: $207,789)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (16.22%)		(28,655)

NET ASSETS - 100.00%		$176,682

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Level 1		Level 2	Level 3

Assets
Investments in Securities
Preferred Stocks	$––	$278	$––
Corporate Debt Securities	––	80,059	4,927
United States Government Agency Obligations	––	62,596	––
United States Government Obligations	––	22,523	––
Short-Term Securities	––	34,954	––

Total Investments in Securities	$––	$200,410	$4,927

Futures Contracts	$362	$––	$––

Liabilities
Futures Contracts	$145	$––	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Corporate Debt Securities

Beginning Balance 4-1-09	$792
Net realized gain (loss)	63
Net unrealized appreciation (depreciation)	471
Net purchases (sales)	2,153
Transfers in and/or (out) of Level 3 during the period	1,448

Ending Balance 12-31-09	$4,927

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$471

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $7,098 or 4.02% of net assets.

(C)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $11,904 or 6.74% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(F)Amount shown in principal column represents notional amount for computation of interest.

(G)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(H)Securities serve as collateral for the following open futures contracts at December 31, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

U.S. 30 Year Treasury Bond	Short	3-22-10	––*	$(7,383)	$315
U.S. 10 Year Treasury Note	Long	3-22-10	––*	5,657	(145)
U.S. 5 Year Treasury Note	Short	3-31-10	––*	(2,860)	47

				$(4,586)	$217

(I)Rate shown is the yield to maturity at December 31, 2009.

(J)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

Securities with an aggregate market value of $24, representing 0.01% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit
TBA = To Be Announced

SCHEDULE OF INVESTMENTS
Ivy Cundill Global Value Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada - 4.89%
Fairfax Financial Holdings Limited (A)	42	$16,630

Finland - 1.98%
Nokia OYJ (A)	520	6,724

Germany - 7.32%
Deutsche Telekom AG, Registered Shares (A)	660	9,724
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	97	15,167
		24,891
Hong Kong - 3.70%
First Pacific Company Limited (A)	20,691	12,575

Italy - 13.88%
EXOR S.p.A. (A)	587	11,434
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	197	6,261
Mediaset S.p.A. (A)	1,826	15,015
Parmalat SpA (A)	5,178	14,475
		47,185
Japan - 13.25%
Daiwa Securities Group Inc. (A)	597	3,004
FamilyMart Co., Ltd. (A)	323	9,535
Kirin Brewery Company, Limited (A)	669	10,729
NIPPONKOA Insurance Company, Limited (A)	799	4,549
Sega Sammy Holdings Inc. (A)	962	11,508
Sekisui House, Ltd. (A)	630	5,719
		45,044
South Korea - 3.48%
SK Telecom Co., Ltd. (A)	67	9,714
SK Telecom Co., Ltd., ADR	131	2,128
		11,842
Spain - 1.10%
Corporacion Financiera Alba, S.A. (A)	71	3,730

Thailand - 0.05%
Thai Beverage Public Company Limited (A)	901	157

United Kingdom - 1.49%
Willis Group Holdings Limited	192	5,057

United States - 39.12%
Dell Inc. (B)	983	14,110
DIRECTV Group, Inc. (The) (B)	455	15,187
FedEx Corporation	205	17,066
Louisiana-Pacific Corporation (B)	1,000	6,980
Microsoft Corporation	570	17,367
Montpelier Re Holdings Ltd.	695	12,034
Pfizer Inc.	791	14,386
StanCorp Financial Group, Inc.	225	9,005
U.S. Bancorp	507	11,415
Viacom Inc., Class B (B)	518	15,388
		132,938

TOTAL COMMON STOCKS - 90.26%		$306,773

(Cost: $270,045)

PREFERRED STOCKS - 4.67%

South Korea
Samsung Electronics Co., Ltd. (A)	35	$15,887
(Cost: $15,019)

WARRANTS - 0.85%

United States
JPMorgan Chase & Co., Warrants (B)	216	$2,883
(Cost: $2,593)

TOTAL INVESTMENT SECURITIES - 95.78%		$325,543

(Cost: $287,657)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 4.22%		14,354

NET ASSETS - 100.00%		$339,897

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$156,753	$150,020	$ ––
Preferred Stocks	––	15,887	––
Warrants	2,883	––	––

Total Investments in Securities	$159,636	$165,907	$ ––

Forward Foreign Currency Contracts	$ ––	$ 3,092	$ ––

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Euro	Scotia Capital Inc. (USA)	3,731	1-29-10	$225	$––
Sell	Euro	State Street Global Markets	3,741	2-5-10	206	––
Sell	Euro	Scotia Capital Inc. (USA)	24,578	5-7-10	993	––
Sell	Euro	State Street Global Markets	18,533	5-14-10	432	––
Sell	Japanese Yen	Royal Bank of Canada	2,090,246	2-24-10	591	––
Sell	Japanese Yen	Toronto-Dominion Bank (The)	1,469,753	3-17-10	454	––
Sell	South Korean Won	Toronto-Dominion Bank (The)	15,477,422	4-23-10	122	––
Sell	South Korean Won	Royal Bank of Canada	11,854,077	4-30-10	69	––

					$3,092	$––

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

Securities with an aggregate market value of $165,908, representing 48.81% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Dividend Opportunities Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods - 0.72%
V.F. Corporation	25	$1,849

Asset Management & Custody Banks - 1.34%
T. Rowe Price Group, Inc.	64	3,432

Brewers - 1.62%
Molson Coors Brewing Company, Class B	91	4,128

Communications Equipment - 2.16%
QUALCOMM Incorporated	119	5,517

Computer Hardware - 2.15%
Hewlett-Packard Company	107	5,488

Construction & Engineering - 1.89%
Fluor Corporation	107	4,815

Construction & Farm Machinery & Heavy Trucks - 2.80%
Deere & Company	132	7,164

Consumer Finance - 2.58%
Capital One Financial Corporation	172	6,577

Data Processing & Outsourced Services - 1.42%
Visa Inc., Class A	42	3,638

Department Stores - 2.17%
Macy's Inc.	330	5,532

Distillers & Vintners - 1.12%
Diageo plc, ADR	41	2,863

Diversified Banks - 0.95%
Barclays PLC, ADR	51	894
Wells Fargo & Company	57	1,537
		2,431
Diversified Capital Markets - 0.40%
UBS AG	67	1,031

Diversified Chemicals - 1.96%
Dow Chemical Company (The)	47	1,290
PPG Industries, Inc.	64	3,726
		5,016
Diversified Metals & Mining - 1.86%
Rio Tinto plc, ADR	22	4,760

Electrical Components & Equipment - 1.84%
Emerson Electric Co.	110	4,697

Fertilizers & Agricultural Chemicals - 1.88%
Monsanto Company	59	4,807

Health Care Equipment - 2.83%
Baxter International Inc.	17	1,000
Medtronic, Inc.	101	4,420
Stryker Corporation	36	1,816
		7,236
Home Improvement Retail - 0.95%
Lowe's Companies, Inc.	103	2,419

Homebuilding - 0.83%
D.R. Horton, Inc.	195	2,122

Hotels, Resorts & Cruise Lines - 0.96%
Starwood Hotels & Resorts Worldwide, Inc.	67	2,445

Household Products - 4.20%
Colgate-Palmolive Company	100	8,199
Procter & Gamble Company (The)	42	2,531
		10,730
Industrial Gases - 2.92%
Air Products and Chemicals, Inc.	61	4,982
Praxair, Inc.	31	2,449
		7,431
Industrial Machinery - 1.95%
Illinois Tool Works Inc.	104	4,969

Integrated Oil & Gas - 4.19%
BP p.l.c., ADR	47	2,725
Exxon Mobil Corporation	117	7,982
		10,707
Integrated Telecommunication Services - 1.66%
AT&T Inc.	151	4,238

Multi-Utilities - 1.09%
Dominion Resources, Inc.	72	2,794

Oil & Gas Equipment & Services - 10.92%
Halliburton Company	289	8,691
National Oilwell Varco, Inc.	90	3,953
Schlumberger Limited	149	9,667
Smith International, Inc.	120	3,260
Weatherford International Ltd. (A)	129	2,316
		27,887
Oil & Gas Exploration & Production - 3.55%
Apache Corporation	52	5,344
XTO Energy Inc.	80	3,734
		9,078
Other Diversified Financial Services - 4.24%
Bank of America Corporation	272	4,098
JPMorgan Chase & Co.	162	6,730
		10,828
Pharmaceuticals - 2.14%
Abbott Laboratories	101	5,453

Property & Casualty Insurance - 2.67%
ACE Limited	72	3,618
Travelers Companies, Inc. (The)	64	3,194
		6,812
Railroads - 4.06%
Burlington Northern Santa Fe Corporation	37	3,654
Union Pacific Corporation	105	6,732
		10,386
Restaurants - 1.67%
McDonald's Corporation	68	4,265

Semiconductors - 3.81%
Microchip Technology Incorporated	334	9,703

Soft Drinks - 1.86%
Coca-Cola Company (The)	83	4,754

Specialized Finance - 1.54%
CME Group Inc.	12	3,931

Steel - 1.08%
Nucor Corporation	59	2,750

Systems Software - 2.09%
Microsoft Corporation	175	5,348

Tobacco - 7.02%
Altria Group, Inc.	115	2,265
Lorillard, Inc.	101	8,063
Philip Morris International Inc.	158	7,600
		17,928

TOTAL COMMON STOCKS - 97.09%		$247,959

(Cost: $215,752)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) - 1.18%
Straight-A Funding, LLC (Federal Financing Bank),
0.120%, 1-5-10	$3,000	3,000

Master Note - 1.72%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	4,401	4,401

TOTAL SHORT-TERM SECURITIES - 2.90%		$7,401

(Cost: $7,401)

TOTAL INVESTMENT SECURITIES - 99.99%		$255,360

(Cost: $223,153)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.01%		26

NET ASSETS - 100.00%		$255,386

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$247,959	$––	$ ––
Short-Term Securities	––	7,401	––

Total Investments in Securities	$247,959	$7,401	$ ––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at December 31, 2009.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy European Opportunities Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Cayman Islands - 1.71%
Subsea 7 Inc. (A)(B)	272	$4,498

Cyprus - 0.59%
Prosafe Production (A)(B)	727	1,557

France - 12.32%
ALSTOM (B)	67	4,672
AXA S.A. (B)	100	2,348
BNP Paribas (B)	62	4,903
Sanofi-Aventis (B)	100	7,864
Societe Generale (B)	50	3,474
TOTAL S.A. (B)	80	5,138
VINCI (B)	70	3,939
		32,338
Germany - 12.31%
adidas AG (B)	50	2,720
Bayer Aktiengesellschaft (B)	95	7,594
DaimlerChrysler AG, Registered Shares (B)	50	2,659
Deutsche Boerse AG (B)	50	4,127
E.ON AG (B)	50	2,090
GEA Group Aktiengesellschaft, Bochum (B)	100	2,225
HeidelbergCement AG (B)(C)	23	1,602
HeidelbergCement AG (B)	30	2,054
Siemens AG (B)	32	2,913
Wacker Chemie AG (B)	25	4,333
		32,317
Greece - 2.14%
Coca-Cola Hellenic Bottling Company S.A. (B)	111	2,530
National Bank of Greece S.A. (B)	120	3,083
		5,613
Ireland - 3.77%
CRH plc (B)	139	3,780
Grafton Group plc, Units (A)(B)	873	3,641
Paddy Power plc (B)	70	2,474
		9,895
Italy - 2.96%
AZIMUT HOLDING S.P.A. (B)	100	1,337
Saipem S.p.A. (B)	150	5,177
TREVI-Finanziaria Industriale S.p.A. (B)	80	1,266
		7,780
Luxembourg - 3.32%
ARCELORMITTAL (B)	99	4,539
SES GLOBAL S.A., Fiduciary Deposit Receipts (B)	186	4,183
		8,722
Netherlands - 3.81%
ASML Holding N.V., Ordinary Shares (B)	164	5,610
Koninklijke KPN N.V. (B)	258	4,382
		9,992
Norway - 3.02%
StatoilHydro ASA (B)	318	7,922

Portugal - 0.79%
Galp Energia, SGPS, S.A., Class B (B)	120	2,073

Spain - 4.14%
Banco Santander Central Hispano, S.A. (B)	150	2,479
Industria de Diseno Textil, S.A. (B)	50	3,123
Telefonica, S.A. (B)	188	5,264
		10,866
Switzerland - 17.83%
ABB Ltd (B)	70	1,349
ARYZTA AG (B)	76	2,826
Credit Suisse Group, Registered Shares (B)	100	4,954
Nestle S.A., Registered Shares (B)	120	5,824
Novartis AG, Registered Shares (B)	113	6,192
Roche Holdings AG, Genusscheine (B)	40	6,840
Sonova Holding AG (B)	15	1,823
Synthes, Inc. (B)	23	2,950
Tecan Group Ltd., Registered Shares (B)	25	1,878
TEMENOS Group AG (A)(B)	140	3,608
UBS AG (B)	200	3,114
Zurich Financial Services, Registered Shares (B)	25	5,466
		46,824
United Kingdom - 28.29%
Ashtead Group plc (B)	1,317	1,726
Aurora Russia Limited (A)(B)	1,557	919
Barclays PLC (B)	702	3,095
BG Group plc (B)	100	1,806
BP p.l.c. (B)	269	2,597
British Sky Broadcasting Group plc (B)	424	3,829
Capita Group Plc (The) (B)	70	846
GlaxoSmithKline plc (B)	200	4,241
HSBC Holdings plc (B)	700	7,987
Imperial Tobacco Group PLC (B)	249	7,847
MAXjet Airways, Inc. (A)(B)	150	––	*
MAXjet Airways, Inc. (A)(B)(D)	1,129	––	*
Prudential plc (B)	400	4,094
Reckitt Benckiser Group plc (B)	100	5,413
Rio Tinto plc (B)	75	4,050
tesco plc (B)	981	6,766
Vodafone Group Plc (B)	4,775	11,057
Xstrata plc (B)	450	8,027
		74,300

TOTAL COMMON STOCKS - 97.00%		$254,697

(Cost: $228,332)

SHORT-TERM SECURITIES	Principal

Commercial Paper (E) - 2.42%
Abbott Laboratories,
0.010%, 1-4-10	$6,365	6,365

Master Note - 0.40%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (F)	1,043	1,043

TOTAL SHORT-TERM SECURITIES - 2.82%		$7,408

(Cost: $7,408)

TOTAL INVESTMENT SECURITIES - 99.82%		$262,105

(Cost: $235,740)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.18%		476

NET ASSETS - 100.00%		$262,581

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$––	$254,697	$––
Short-Term Securities	––	7,408	––

Total Investments in Securities	$––	$262,105	$––

Liabilities
Forward Foreign Currency Contracts	$––	$203	$––

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Buy	British Pound	Citibank, N.A.	1,500	2-12-10	$ ––	$90
Buy	Euro	Citibank, N.A.	1,700	2-12-10	––	113

					$ ––	$203

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $1,602 or 0.61% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $––* or 0.00% of net assets.

(E)Rate shown is the yield to maturity at December 31, 2009.

(F)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

Securities with an aggregate market value of $254,687, representing 96.99% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

SCHEDULE OF INVESTMENTS
Ivy Global Bond Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense - 0.39%
BAE Systems Holdings Inc.,
4.750%, 8-15-10 (A)	$500	$508

Agricultural Products - 0.44%
Bunge Limited Finance Corp.:
7.800%, 10-15-12	250	273
5.350%, 4-15-14	300	307
		580
Agriculture - 0.75%
Ciliandra Perkasa Finance Company Pte. Ltd.,
10.750%, 12-8-11	500	513
COSAN FINANCE LIMITED,
7.000%, 2-1-17	128	124
Cosan S.A. Industria e Comercio,
8.250%, 11-15-19	175	156
IOI Resources (L) Berhad, Convertible,
0.000%, 1-15-13 (B)	200	200
		993
Air Freight & Logistics - 0.43%
FedEx Corporation,
7.375%, 1-15-14	500	567

Banking - 2.27%
Banco BMG S.A.:
8.750%, 7-1-10	183	187
9.150%, 1-15-16	990	1,019
Banco Cruzeiro do Sul S.A.,
7.375%, 4-30-10	500	503
Bank of Tokyo-Mitsubishi, Ltd. (The),
8.400%, 4-15-10	500	508
SB Capital S.A.,
5.930%, 11-14-11	500	521
VTB Capital S.A.,
6.609%, 10-31-12	250	255
		2,993
Beverage / Bottling - 1.73%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (C)	BRL450	255
Anheuser-Busch InBev Worldwide Inc.,
3.000%, 10-15-12 (A)	$750	754
Miller Brewing Company,
5.500%, 8-15-13	500	532
Molson Coors Capital Finance,
4.850%, 9-22-10	500	515
PepsiAmericas, Inc.,
5.750%, 7-31-12	200	217
		2,273
Building Products - 0.43%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	600	570

Cable / Media - 0.12%
Grupo Televisa, S.A.,
8.000%, 9-13-11	150	163

Coal & Consumable Fuels - 0.77%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,011

Communications Equipment - 1.02%
Reliance Communications Limited, Convertible,
0.000%, 3-1-12 (B)	1,300	1,332

Conglomerate / Diversified Mfg - 0.79%
Bombardier Inc.,
6.750%, 5-1-12	750	774
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	250	270
		1,044
Construction Business - 0.79%
Odebrecht Finance Ltd.:
7.500%, 10-18-17	500	519
7.500%, 10-18-17 (A)	500	519
		1,038
Consumer Products - 1.37%
Clorox Company (The),
5.450%, 10-15-12	700	753
Xinyu Hengdeli Holdings Limited,
0.000%, 8-24-12 (B)(C)	CNY7,000	1,050
		1,803
Distillers & Vintners - 0.22%
Diageo Capital plc,
7.375%, 1-15-14	$250	289

Diversified Banks - 0.78%
ICICI Bank Limited:
5.750%, 1-12-12 (D)	500	516
5.750%, 1-12-12	250	256
6.625%, 10-3-12	250	262
		1,034
Diversified Chemicals - 0.86%
Dow Chemical Company (The),
7.600%, 5-15-14	1,000	1,138

Diversified Telecom - 0.20%
Telefonica de Argentina S.A.,
9.125%, 11-7-10	250	261

Electric - 8.02%
Abu Dhabi National Energy Company PJSC,
5.620%, 10-25-12	1,000	1,018
Allegheny Energy, Inc.,
8.250%, 4-15-12 (D)	1,000	1,094
Aquila, Inc.,
11.875%, 7-1-12 (E)	500	579
DPL Inc.,
6.875%, 9-1-11	500	534
EDP Finance B.V.,
5.375%, 11-2-12	500	538
ENEL Finance International S.A.,
3.875%, 10-7-14 (A)	500	506
FirstEnergy Corp.,
6.450%, 11-15-11	275	295
HQI Transelec Chile S.A.,
7.875%, 4-15-11	112	116
Monongahela Power Company,
7.950%, 12-15-13 (A)	1,000	1,099
NorthWestern Corporation,
5.875%, 11-1-14	500	519
Oncor Electric Delivery Company,
6.375%, 5-1-12	1,000	1,080
PPL Energy Supply, LLC:
6.400%, 11-1-11	500	537
6.300%, 7-15-13	500	538
Southern Power Company,
6.250%, 7-15-12	500	545
TransAlta Corporation,
5.750%, 12-15-13	1,000	1,054
UtiliCorp United Inc.,
7.950%, 2-1-11	500	523
		10,575
Electronics - 0.38%
STATS ChipPAC Ltd.,
7.500%, 7-19-10	500	506

Energy - 0.99%
China Petroleum & Chemical Corporation, Convertible,
0.000%, 4-24-14 (B)(C)	HKD800	114
CITIC Resources Holdings Limited,
6.750%, 5-15-14	$400	390
Subsea 7 Inc., Convertible,
0.000%, 6-29-17 (B)	800	798
		1,302
Environmental & Facilities Services - 0.78%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	250	260
Allied Waste North America, Inc.,
6.125%, 2-15-14	750	763
		1,023
Finance Companies - 2.29%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (E)	250	171
Central European Distribution Corporation,
9.125%, 12-1-16 (D)	2,000	2,061
Diageo Finance B.V.,
5.500%, 4-1-13	250	269
ISA Capital do Brasil S.A.,
7.875%, 1-30-12	500	521
		3,022
Food Processors - 1.61%
Cadbury Schweppes US Finance LLC,
5.125%, 10-1-13	1,000	1,040
Cargill, Inc.,
6.375%, 6-1-12 (D)	1,000	1,089
		2,129
Forest Products - 0.62%
Sino-Forest Corporation,
10.250%, 7-28-14 (D)	750	818

Gas - Local Distribution - 2.45%
AGL Capital Corporation,
7.125%, 1-14-11	1,000	1,055
DCP Midstream, LLC,
9.700%, 12-1-13 (D)	500	590
Duke Energy Field Services, LLC,
7.875%, 8-16-10	500	520
National Fuel Gas Company,
6.700%, 11-21-11	1,000	1,070
		3,235
Gas Pipe Lines - 3.41%
KeySpan Corporation,
7.625%, 11-15-10	1,000	1,054
Maritimes & Northeast Pipeline, L.L.C.:
7.500%, 5-31-14	981	1,074
7.500%, 5-31-14 (D)	490	537
Plains All American Pipeline, L.P., PAA Finance Corp.,
7.750%, 10-15-12	1,000	1,124
Transneft,
6.103%, 6-27-12	500	519
Transportadora de Gas del Sur S.A.,
7.875%, 5-14-17	227	201
		4,509
Health Care Facilities - 0.80%
HCA Inc.:
6.750%, 7-15-13	300	296
9.125%, 11-15-14	225	237
HealthSouth Corporation,
10.750%, 6-15-16	475	516
		1,049
Health Care Facilities / Supplies - 0.21%
DASA Finance Corporation,
8.750%, 5-29-18	270	280

Hotels, Resorts & Cruise Lines - 0.20%
Royal Caribbean Cruises Ltd.,
8.750%, 2-2-11	250	262

Industrial - Other - 0.41%
CCL Finance Limited,
9.500%, 8-15-14 (D)	500	538

Integrated Oil & Gas - 0.29%
Gazstream S.A.,
5.625%, 7-22-13	370	376

Metals / Mining - 5.04%
ALROSA Finance S.A.,
8.875%, 11-17-14	500	514
Anglo American plc,
9.375%, 4-8-14	500	600
Indo Integrated Energy B.V.,
8.500%, 6-1-12	500	505
PT Adaro Indonesia,
7.625%, 10-22-19	500	494
Raspadskaya Securities Limited,
7.500%, 5-22-12	1,000	1,009
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	750	899
Teck Cominco Limited,
7.000%, 9-15-12	500	528
Teck Resources Limited,
9.750%, 5-15-14	500	577
Vedanta Resources plc,
6.625%, 2-22-10	450	451
Xstrata plc,
8.375%, 2-15-11	1,000	1,072
		6,649
Multi-Utilities - 0.79%
Black Hills Corporation,
6.500%, 5-15-13	1,000	1,046

Office Electronics - 0.39%
Xerox Corporation:
7.125%, 6-15-10	250	256
5.500%, 5-15-12	250	264
		520
Oil & Gas - 3.26%
Cenovus Energy Inc.,
4.500%, 9-15-14 (D)	500	516
Empresa Nacional del Petroleo,
6.750%, 11-15-12 (A)	750	813
Petro-Canada,
4.000%, 7-15-13	500	516
Petroleum Geo-Services ASA, Convertible,
2.700%, 12-3-12	1,000	846
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.832%, 9-30-16	1,000	1,047
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	500	556
		4,294
Oil & Gas Drilling - 0.30%
Seadrill Ltd., Convertible,
3.625%, 11-8-12	400	398

Oil & Gas Equipment & Services - 0.44%
Smith International, Inc.,
8.625%, 3-15-14	500	578

Oil & Gas Exploration & Production - 0.41%
Anadarko Petroleum Corporation,
5.750%, 6-15-14	500	542

Oil & Gas Storage & Transportation - 1.60%
Energy Transfer Partners, L.P.,
5.650%, 8-1-12	1,000	1,063
Northern Border Partners, L.P.,
8.875%, 6-15-10	500	517
ONEOK Partners, L.P.,
5.900%, 4-1-12	500	530
		2,110
Oilfield Machinery & Service - 1.58%
Frontier Oil Corporation,
6.625%, 10-1-11	492	495
Pride International, Inc.,
7.375%, 7-15-14	500	516
Weatherford International, Inc.,
5.950%, 6-15-12	1,000	1,071
		2,082
Packaged Foods & Meats - 0.20%
Kraft Foods Inc.,
6.000%, 2-11-13	250	268

Paper / Forest Products - 3.07%
Celulosa Arauco y Constitucion S.A.:
8.625%, 8-15-10	500	524
7.750%, 9-13-11	500	542
Fibria Overseas Finance Ltd.,
9.250%, 10-30-19 (A)	1,000	1,123
International Paper Company,
7.400%, 6-15-14	400	446
Stora Enso Oyj,
7.375%, 5-15-11	275	281
Weyerhaeuser Company,
6.750%, 3-15-12	1,074	1,137
		4,053
Pharmaceuticals - 0.40%
Novartis Capital Corporation,
4.125%, 2-10-14	500	526

Publishing - 0.28%
Pearson Dollar Finance Two plc,
5.500%, 5-6-13	350	367

Railroads - 1.81%
Burlington Northern Santa Fe Corporation,
5.900%, 7-1-12	300	325
TFM, S.A. de C.V.,
9.375%, 5-1-12	2,000	2,075
		2,400
Restaurants - 0.56%
Arcos Dorados B.V.,
7.500%, 10-1-19 (D)	750	743

Retail Stores - Other - 0.77%
Parkson Retail Group Limited,
7.125%, 5-30-12	1,000	1,017

Service - Other - 0.79%
Waste Management, Inc.,
7.375%, 8-1-10	1,000	1,036

Steel - 0.45%
ArcelorMittal,
9.000%, 2-15-15	500	591

Telecommunications - 0.50%
Global Village Telecom,
12.000%, 6-30-11	650	666

Tobacco - 0.44%
B.A.T. International Finance p.l.c,
8.125%, 11-15-13	500	578

Trading Companies & Distributors - 0.68%
Noble Group Limited,
8.500%, 5-30-13	800	894

Transportation - 0.36%
PB Issuer Limited, Convertible,
3.300%, 2-1-13	500	480

Transportation - Other - 0.10%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	150	138

Utilities - 2.24%
CESP - Companhia Energetica de Sao Paulo:
10.000%, 3-2-11	350	378
9.750%, 1-15-15 (C)	BRL1,000	673
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
8.875%, 12-15-16	$400	326
NiSource Finance Corp.,
7.875%, 11-15-10	1,250	1,311
Veolia Environment,
5.250%, 6-3-13	250	264
		2,952
Wireless Telecommunication Service - 1.11%
America Movil, S.A. de C.V.,
5.500%, 3-1-14	500	532
Mobile TeleSystems Finance S.A.,
8.375%, 10-14-10	200	207
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (C)(E)	RUB6,000	197
Open Joint Stock Company "Vimpel-Communications",
8.375%, 10-22-11	$250	265
VIP Finance Ireland Limited,
8.375%, 4-30-13	250	264
		1,465

TOTAL CORPORATE DEBT SECURITIES - 63.39%		$83,614

(Cost: $78,803)

OTHER GOVERNMENT SECURITIES

Germany - 0.55%
Bundesobligation,
3.250%, 4-9-10 (C)	EUR500	722

Norway - 0.44%
Norway Government Bonds,
6.000%, 5-16-11 (C)	NOK3,200	579

Russia - 0.25%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (C)	RUB10,000	329

Supranational - 1.97%
CENTRAL AMERICAN BANK FOR ECONOMIC INTEGRATION:
4.875%, 1-15-12	$500	506
4.875%, 1-15-12 (A)	500	506
Corporacion Andina de Fomento:
7.375%, 1-18-11	500	527
6.875%, 3-15-12	1,000	1,072
		2,611

TOTAL OTHER GOVERNMENT SECURITIES - 3.21%		$4,241

(Cost: $4,440)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 6.23%

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 5-15-24	526	544
4.000%, 11-15-36	508	521
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only), (F)
5.500%, 1-15-38	3,098	362
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1-25-19	483	500
4.000%, 9-25-24	484	501
5.000%, 2-25-35	373	389
3.500%, 9-25-39	526	531
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 6-25-22	830	84
4.000%, 7-15-23	6,964	1,021
5.000%, 7-25-23	700	91
4.000%, 12-15-23	2,081	297
4.000%, 2-15-24	2,990	422
4.000%, 4-15-24	3,383	481
5.500%, 1-25-33	1,057	144
6.000%, 4-23-33	2,678	517
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3-1-22	499	522
5.000%, 8-1-23	262	274
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	790	89
6.000%, 9-16-33	1,999	240
4.500%, 11-20-36	2,436	340
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	331	344
(Cost: $8,359)		$8,214

UNITED STATES GOVERNMENT OBLIGATIONS - 7.58%

Treasury Obligations
United States Treasury Notes,
1.125%, 12-15-11	10,000	$10,004
(Cost: $9,954)

SHORT-TERM SECURITIES

Commercial Paper (G) - 16.40%
Citigroup Funding Inc.,
0.160%, 1-22-10	2,625	2,624
CVS Caremark Corporation,
0.230%, 1-13-10	2,500	2,500
Danaher Corporation,
0.110%, 1-4-10	2,600	2,600
GlaxoSmithKline Finance plc,
0.110%, 1-13-10	2,500	2,500
ITT Corporation,
0.090%, 1-4-10	1,006	1,006
Kitty Hawk Funding Corp.,
0.140%, 1-6-10	2,500	2,500
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.100%, 2-1-10	908	908
Straight-A Funding, LLC (Federal Financing Bank):
0.120%, 1-5-10	2,500	2,500
0.120%, 1-5-10	2,000	2,000
Walt Disney Company (The),
0.040%, 1-7-10	2,500	2,500
		21,638
Master Note - 1.99%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (H)	2,623	2,623

TOTAL SHORT-TERM SECURITIES - 18.39%		$24,261

(Cost: $24,261)

TOTAL INVESTMENT SECURITIES - 98.80%		$130,334

(Cost: $125,817)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.20%		1,582

NET ASSETS - 100.00%		$131,916

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:
Level 1		Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Securities	$––	$83,417	$197
Other Government Securities	––	3,912	329
United States Government Agency Obligations	––	8,214	––
United States Government Obligations	––	10,004	––
Short-Term Securities	––	24,261	––

Total Investments in Securities	$––	$129,808	$526

Liabilities
Forward Foreign Currency Contracts	$––	$360	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities		Other Government Securities

Beginning Balance 4-1-09	$––	$256
Net realized gain (loss)	––	––
Net unrealized appreciation (depreciation)	––	73
Net purchases (sales)	––	––
Transfers in and/or (out) of Level 3 during the period	197	––

Ending Balance 12-31-09	$197	$329

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$––	$73

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Buy	Chinese Yuan Renminbi	Citibank, N.A.	27,500	9-19-11	$ ––	$13
Buy	Chinese Yuan Renminbi	Citibank, N.A.	10,100	12-7-11	––	61
Sell	Swedish Krona	Bank of America NT & SA	37,100	6-9-10	––	286

					$ ––	$360

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $5,828 or 4.42% of net assets.

(B)Zero coupon bond.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CNY - Chinese Yuan Renminbi, EUR - Euro, HKD - Hong Kong Dollar, NOK - Norwegian Krone and RUB - Russian Ruble).

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $8,502 or 6.45% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(F)Amount shown in principal column represents notional amount for computation of interest.

(G)Rate shown is the yield to maturity at December 31, 2009.

(H)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Global Natural Resources Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 0.33%
Coal & Allied Industries Limited (A)	267	$19,035

Bermuda - 0.84%
Bunge Limited	750	47,873

Brazil - 5.11%
Companhia de Saneamento de Minas Gerais (A)	4,196	80,130
Companhia Energetica de Minas Gerais - CEMIG, ADR	3,500	63,210
Gerdau S.A., ADR	750	12,773
Light S.A. (A)	1,000	14,922
Suzano Bahia Sul Papel E Celulose S.A. (A)	8,950	105,386
Tractebel Energia S.A. (A)	1,300	16,076
		292,497
Canada - 10.35%
Agnico-Eagle Mines Limited	400	21,600
Agrium Inc.	900	55,350
ARISE Technologies Corporation (A)(B)	3,446	890
Atacama Minerals Corp. (A)(B)(C)	5,880	3,317
Barrick Gold Corporation	1,000	39,380
Canadian Natural Resources Limited (A)	2,250	163,503
First Quantum Minerals Ltd. (A)	1,250	95,927
MGM Energy Corp. (A)(B)	12,543	3,418
Migao Corporation (A)(B)(D)	1,550	10,330
Migao Corporation (A)(B)	140	935
Potash Corporation of Saskatchewan Inc.	1,500	162,750
Suncor Energy Inc. (A)	1,000	35,579
		592,979
Cayman Islands - 1.37%
China High Speed Transmission Equipment Group Co., Ltd. (A)	12,100	29,378
Subsea 7 Inc. (A)(B)	2,500	41,396
Vinda International Holdings Limited (A)	10,000	7,078
Yingde Gases Group Company Limited (A)(B)	945	974
		78,826
Chile - 0.21%
Sociedad Quimica y Minera de Chile S.A., ADR	325	12,210

China - 3.07%
Sino-Forest Corporation, Class A (A)(B)	3,110	57,629
Yingli Green Energy Holding Company Limited, ADR (B)(E)	7,500	118,575
		176,204
Cyprus - 0.11%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)	3,630	6,534

Germany - 0.49%
Phoenix Solar Aktiengesellschaft, Sulzemoos (A)	100	6,055
SGL Carbon SE (A)(B)	750	22,202
		28,257
Hong Kong - 0.22%
Guangdong Investment Limited (A)	22,000	12,785

Indonesia - 0.57%
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)	18,000	32,776

Israel - 1.15%
Israel Chemicals Ltd. (A)	5,000	65,655

Japan - 3.26%
Mitsubishi Corporation (A)	7,500	186,814

Kazakhstan - 0.43%
Joint Stock Company KazMunaiGas Exploration Production, GDR (A)	1,000	24,759

Norway - 0.40%
SeaDrill Limited (A)	900	22,899

Panama - 1.26%
McDermott International, Inc. (B)	3,000	72,030

Russia - 5.47%
Mechel Steel Group OAO, ADR	1,500	28,230
OJSC Oil Company Rosneft, GDR (A)	3,000	25,605
Open Joint Stock Company "RusHydro", ADR (A)(B)	2,000	7,569
Open Joint Stock Company Gazprom, ADR (A)	7,500	189,391
Uralkali Group, GDR (A)	3,000	62,375
		313,170
Singapore - 0.96%
Golden Agri-Resources Ltd (A)	25,000	9,009
Straits Asia Resources Limited (A)	25,000	46,052
		55,061
South Africa - 1.73%
AngloGold Ashanti Limited, ADR	900	36,162
Gold Fields Limited, ADR	2,000	26,220
Impala Platinum Holdings Limited (A)	1,000	27,334
Northam Platinum Limited (A)	1,500	9,712
		99,428
South Korea - 0.73%
LG Chem, Ltd. (A)(B)	150	29,400
Samsung SDI Co., Ltd. (A)(B)	100	12,733
		42,133
Switzerland - 2.84%
Noble Corporation	4,000	162,800

Thailand - 1.13%
Banpu Public Company Limited (A)	2,875	49,694
Banpu Public Company Limited, Registered Shares (A)	885	15,330
		65,024
United Kingdom - 4.26%
Antofagasta plc (A)	2,361	37,551
BG Group plc (A)	500	9,028
Randgold Resources Limited, ADR	2,500	197,800
		244,379
United States - 41.47%
Alpha Natural Resources, Inc. (B)	5,500	238,590
Cabot Oil & Gas Corporation	1,500	65,385
Cameron International Corporation (B)	4,750	198,549
Celanese Corporation, Series A	1,000	32,100
Chesapeake Energy Corporation	5,500	142,340
Cobalt International Energy, Inc. (B)	3,000	41,520
Comstock Resources, Inc. (B)	750	30,428
Dril-Quip, Inc. (B)	800	45,184
El Paso Corporation	17,500	172,025
Energy Recovery, Inc. (B)	1,000	6,880
Energy Transfer Partners, L.P.	485	21,806
EXCO Resources, Inc.	1,750	37,153
Foster Wheeler Ltd. (B)	750	22,080
GrafTech International Ltd. (B)	4,000	62,200
Halliburton Company	6,000	180,540
Occidental Petroleum Corporation	1,000	81,350
Oceaneering International, Inc. (B)	1,350	79,002
Owens-Illinois, Inc. (B)	2,400	78,888
Peabody Energy Corporation	1,750	79,118
Petrohawk Energy Corporation (B)	8,750	209,912
Plains Exploration and Production Company (B)	1,750	48,405
Questar Corporation	1,000	41,570
Regency Energy Partners LP	1,500	31,425
SandRidge Energy, Inc. (B)	4,192	39,533
Schlumberger Limited	250	16,273
Southwestern Energy Company (B)	500	24,100
Superior Energy Services, Inc. (B)	2,750	66,798
Swift Energy Company (B)	650	15,574
Transocean Inc. (B)	2,000	165,600
Weatherford International Ltd. (B)	1,000	17,910
Williams Companies, Inc. (The)	4,000	84,320
		2,376,558

TOTAL COMMON STOCKS - 87.76%		$5,030,686

(Cost: $4,169,808)

PREFERRED STOCKS

Brazil - 3.53%
Bradespar S.A. (A)	3,120	69,048
CESP - Companhia Energetica de Sao Paulo (A)	4,000	55,210
Companhia Energetica de Minas Gerais - CEMIG (A)	2,750	49,914
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (A)	1,000	28,369
		202,541
United States - 0.28%
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)	3,500	15,855

TOTAL PREFERRED STOCKS - 3.81%		$218,396

(Cost: $160,733)

CALL OPTIONS	Number of Contracts

Barrick Gold Corporation,
Apr $30.00, Expires 4-20-10	75	76,875
Chesapeake Energy Corporation,
Apr $20.00, Expires 4-19-10	70	45,150
El Paso Corporation:
Jan $5.00, Expires 1-19-10	50	24,000
Apr $5.00, Expires 4-19-10	17	8,391
Occidental Petroleum Corporation,
Feb $60.00, Expires 2-22-10	25	53,750
Petrohawk Energy Corporation,
Mar $20.00, Expires 3-22-10	10	5,400
Transocean Inc.,
Feb $70.00, Expires 2-22-10	15	20,220
Weatherford International Ltd.,
Feb $14.00, Expires 2-22-10	85	36,550
Williams Companies, Inc. (The),
Feb $10.00, Expires 2-22-10	50	55,500

TOTAL CALL OPTIONS - 5.68%		$325,836

(Cost: $341,501)

CORPORATE DEBT SECURITIES - 0.13%	Principal

Brazil
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (D)(F)(G)	BRL10,692	$7,277
(Cost: $5,082)

SHORT-TERM SECURITIES

Commercial Paper (H) - 2.37%
Abbott Laboratories,
0.010%, 1-4-10	$21,065	21,064
American Honda Finance Corp.:
0.150%, 1-13-10	5,000	5,000
0.130%, 1-22-10	4,000	4,000
Danaher Corporation,
0.100%, 1-4-10	19,000	19,000
Walt Disney Company (The):
0.050%, 1-12-10	10,000	10,000
0.100%, 1-15-10	25,000	24,998
Kitty Hawk Funding Corp.,
0.160%, 1-27-10	10,440	10,439
Nestle Finance International Ltd.,
0.100%, 1-20-10	11,923	11,922
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.100%, 2-1-10	5,000	5,000
Straight-A Funding, LLC (Federal Financing Bank),
0.130%, 1-26-10	7,443	7,442
Toyota Motor Credit Corporation,
0.130%, 2-16-10	7,000	6,999
Wisconsin Electric Power Co.,
0.110%, 1-4-10	10,346	10,346
		136,210
Commercial Paper (backed by irrevocable bank letter of credit) (H) - 0.13%
River Fuel Company #2, Inc. (Bank of New York (The)),
0.220%, 1-29-10	7,263	7,262

Master Note - 0.04%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (I)	2,292	2,292

Municipal Obligations - 0.09%
New York State Housing Finance Agency, Related-Caroline Apartments Housing Revenue Bonds, 2008 Series A (Federal Home Loan Mortgage Corporation),
0.300%, 1-1-10 (I)	3,500	3,500
Wisconsin Health and Educational Facilities Authority Variable Rate, Demand Revenue Bonds, Series 1998B (Wausau Hospital, Inc.) (JPMorgan Chase Bank, N.A.),
0.250%, 1-4-10 (I)	1,730	1,730
		5,230
United States Government Agency Obligations - 0.13%
Overseas Private Investment Corporation,
0.160%, 1-6-10 (I)	7,400	7,400

TOTAL SHORT-TERM SECURITIES - 2.76%		$158,394

(Cost: $158,394)

TOTAL INVESTMENT SECURITIES - 100.14%		$5,740,589

(Cost: $4,835,518)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.14%)		(7,787)

NET ASSETS - 100.00%		$5,732,802

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$4,332,234	$691,918	$6,534
Preferred Stocks	202,541	––	15,855
Call Options	325,836	––	––
Corporate Debt Securities	––	––	7,277
Short-Term Securities	––	158,394	––

Total Investments in Securities	$4,860,611	$850,312	$29,666

Forward Foreign Currency Contracts	$––	$756	$––

Liabilities
Forward Foreign Currency Contracts	$––	$2,679	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities

Beginning Balance 4-1-09	$8,712	$17,920	$3,826
Net realized gain (loss)	––	––	––
Net unrealized appreciation (depreciation)	(2,178)	(2,065)	3,451
Net purchases (sales)	––	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––

Ending Balance 12-31-09	$6,534	$15,855	$7,277

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$(2,178)	$(2,065)	$3,451

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Brazilian Real	Toronto-Dominion Bank (The)	43,000	3-5-10	$––	$46
Sell	Brazilian Real	Mellon Bank N.A.	43,000	3-12-10	––	76
Sell	Brazilian Real	Royal Bank of Canada	43,000	3-19-10	––	32
Sell	Brazilian Real	Toronto-Dominion Bank (The)	42,600	3-26-10	––	9
Sell	British Pound	Royal Bank of Canada	11,945	1-15-10	229	––
Sell	British Pound	Royal Bank of Canada	1,600	1-15-10	––	31
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	90,000	3-5-10	––	913
Sell	Canadian Dollar	Mellon Bank N.A.	88,400	3-12-10	––	840
Sell	Euro	Toronto-Dominion Bank (The)	5,860	1-8-10	296	––
Sell	Euro	Canadian Imperial Bank of Commerce	4,400	2-5-10	231	––
Sell	South African Rand	Toronto-Dominion Bank (The)	42,100	1-6-10	––	165
Sell	South African Rand	Scotia Capital Inc. (USA)	52,900	1-27-10	––	143
Sell	South African Rand	Royal Bank of Canada	40,800	2-3-10	––	424

					$756	$2,679

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)lliquid restricted securities. At December 31, 2009, the following restricted securities were owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value

Atacama Minerals Corp.	8-19-08	5,880	$5,541	$3,317
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	3,630	6,183	6,534
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	3,500	10,850	15,855

			$22,574	$25,706

     The total value of these securities represented approximately 0.45% of net assets at December 31, 2009.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $17,607 or 0.31% of net assets.

(E)Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.

(F)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(H)Rate shown is the yield to maturity at December 31, 2009.

(I)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

Securities with an aggregate market value of $1,031,335, representing 17.99% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy International Balanced Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 6.78%
Amcor Limited (A)	516	$2,871
Crown Limited (A)	342	2,449
Foster's Group Limited (A)	851	4,187
Oxiana Limited (A)	2,001	2,133
Telstra Corporation Limited (A)(B)	80	246
Telstra Corporation Limited (A)	1,205	3,706
Toll Holdings Limited (A)	282	2,204
		17,796
Canada - 1.50%
Canadian Natural Resources Limited (A)	36	2,580
Research In Motion Limited (C)	20	1,352
		3,932
China - 2.98%
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	3,712	3,058
Renhe Commercial Holdings Company Limited (A)	2,558	579
Renhe Commercial Holdings Company Limited (A)(B)	6,984	1,579
Shanda Interactive Entertainment Limited, ADR (C)	50	2,613
		7,829
France - 9.81%
ALSTOM (A)	48	3,323
AXA S.A. (A)	119	2,787
Sanofi-Aventis (A)(B)	19	1,501
Sanofi-Aventis (A)	61	4,836
Societe Generale (A)	39	2,690
Technip-Coflexip (A)	34	2,390
TOTAL S.A. (A)	71	4,528
Vivendi Universal (A)	125	3,712
		25,767
Germany - 3.93%
Bayer Aktiengesellschaft (A)	37	2,979
Deutsche Boerse AG (A)	32	2,659
Deutsche Lufthansa Aktiengesellschaft (A)	168	2,837
SAP Aktiengesellschaft (A)	39	1,847
		10,322
Greece - 0.88%
Coca-Cola Hellenic Bottling Company S.A. (A)	101	2,305

Hong Kong - 3.12%
Cheung Kong (Holdings) Limited (A)	288	3,701
CNOOC Limited (A)	1,554	2,421
New World Development Company Limited (A)	1,021	2,080
		8,202
India - 0.83%
Infosys Technologies Limited, ADR	39	2,171

Italy - 0.96%
Tenaris S.A. (A)	117	2,520

Japan - 10.48%
East Japan Railway Company (A)	37	2,329
Japan Steel Works, Ltd., (The) (A)	78	995
JTEKT Corporation (A)	161	2,068
KONAMI CORPORATION (A)	140	2,496
Mitsubishi Electric Corporation (A)	413	3,068
Mitsui & Co., Ltd. (A)	286	4,055
Nintendo Co., Ltd. (A)	8	1,982
Nissin Kogyo Co., Ltd. (A)	220	3,425
NTT DoCoMo, Inc. (A)	2	2,522
Sumitomo Corporation (A)	260	2,649
Toyota Motor Corporation (A)	47	1,965
		27,554
Mexico - 0.76%
Grupo Modelo, S.A.B. de C.V., Series C (A)	359	1,991

Netherlands - 0.96%
Fugro N.V. (A)	44	2,518

Singapore - 2.64%
CapitaCommercial Trust (A)	2,343	1,940
DBS Group Holdings Ltd (A)	258	2,800
Singapore Telecommunications Limited (A)	993	2,187
		6,927
Spain - 1.64%
Banco Santander Central Hispano, S.A. (A)	133	2,199
Tecnicas Reunidas, S.A. (A)	36	2,099
		4,298
Sweden - 0.95%
Telefonaktiebolaget LM Ericsson, B Shares (A)	270	2,488

Switzerland - 3.88%
Nestle S.A., Registered Shares (A)	87	4,245
Roche Holdings AG, Genusscheine (A)	22	3,802
TEMENOS Group AG (A)(C)	83	2,138
		10,185
Taiwan - 1.14%
Taiwan Semiconductor Manufacturing Company Ltd. (A)	1,488	2,998

United Kingdom - 14.41%
BAE Systems plc (A)	600	3,470
Barclays PLC (A)	795	3,501
BP p.l.c. (A)	429	4,147
Home Retail Group plc (A)	508	2,306
Informa plc (A)	455	2,337
International Power plc (A)	536	2,672
Prudential plc (A)	293	3,001
Reckitt Benckiser Group plc (A)	38	2,035
Serco Group plc (A)	287	2,446
Unilever PLC (A)	139	4,448
Vodafone Group Plc (A)	1,679	3,887
Xstrata plc (A)	204	3,632
		37,882

TOTAL COMMON STOCKS - 67.65%		$177,685

(Cost: $159,115)

CORPORATE DEBT SECURITIES	Principal

Argentina - 1.13%
Arcos Dorados B.V.,
7.500%, 10-1-19 (B)	$3,000	2,974

Australia - 2.88%
Coles Myer Finance Limited,
6.000%, 7-25-12 (D)	AUD1,250	1,103
Fairfax Media Group Finance Pty Limited,
5.250%, 6-15-12 (D)	EUR2,000	2,853
Fosters Group Limited,
6.250%, 3-17-10 (D)	AUD2,000	1,799
Vodafone Group Plc,
6.750%, 1-10-13 (D)	2,000	1,794
		7,549
Brazil - 1.62%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (D)	BRL7,500	4,254

Canada - 1.32%
Teck Resources Limited,
9.750%, 5-15-14	$3,000	3,461

Denmark - 1.31%
Carlsberg Finans A/S,
7.000%, 2-26-13 (D)	GBP2,000	3,444

France - 2.38%
Vivendi,
7.750%, 1-23-14 (D)	EUR2,000	3,305
WPP Finance S.A.,
5.250%, 1-30-15 (D)	2,000	2,946
		6,251
Luxembourg - 1.19%
Wind Acquisition Finance S.A.:
9.750%, 12-1-15 (D)	1,500	2,312
11.750%, 7-15-17 (B)	$750	819
		3,131
Netherlands - 1.22%
Heineken N.V.,
7.125%, 4-7-14 (D)	EUR2,000	3,198

United Kingdom - 0.91%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	$2,000	2,397

TOTAL CORPORATE DEBT SECURITIES - 13.96%		$36,659

(Cost: $33,733)

OTHER GOVERNMENT SECURITIES

Australia - 1.61%
New South Wales Treasury Corporation,
6.000%, 5-1-12 (D)	AUD4,600	4,216

France - 4.03%
French Treasury Bond (OAT),
4.250%, 10-25-17 (D)	EUR6,920	10,572

Malaysia - 2.35%
Malaysian Government Bonds:
3.756%, 4-28-11 (D)	MYR8,550	2,541
3.461%, 7-31-13 (D)	12,435	3,641
		6,182
Netherlands - 1.18%
Netherlands Government Bonds,
4.500%, 7-15-17 (D)	EUR2,000	3,104

New Zealand - 1.11%
New Zealand Government Bonds,
6.000%, 11-15-11 (D)	NZD3,910	2,924

Poland - 0.44%
Poland Government Bonds,
6.250%, 10-24-15 (D)	PLN3,250	1,150

South Korea - 2.63%
Republic of Korea (The),
7.125%, 4-16-19	$2,890	3,308
South Korea Treasury Bonds,
5.250%, 9-10-12 (D)	KRW4,100,000	3,592
		6,900
Sweden - 2.65%
Kingdom of Sweden (The),
5.250%, 3-15-11 (D)	SEK47,170	6,970

TOTAL OTHER GOVERNMENT SECURITIES - 16.00%		$42,018

(Cost: $40,828)

SHORT-TERM SECURITIES - 1.75%

Master Note
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (E)	$4,606	$4,606
(Cost: $4,606)

TOTAL INVESTMENT SECURITIES - 99.36%		$260,968

(Cost: $238,282)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.64%		1,683

NET ASSETS - 100.00%		$262,651

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$10,707	$166,978	$––
Corporate Debt Securities	––	36,659	––
Other Government Securities	––	42,018	––
Short-Term Securities	––	4,606	––

Total Investments in Securities	$10,707	$250,261	$––

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $10,177 or 3.87% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, EUR - Euro, GBP - British Pound, KRW - South Korean Won, MYR - Malaysian Ringgit, NZD - New Zealand Dollar, PLN - Polish Zloty and SEK - Swedish Krona).

(E)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

Securities with an aggregate market value of $166,978, representing 63.57% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy International Core Equity Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 9.67%
Amcor Limited (A)	1,865	$10,384
Crown Limited (A)	1,281	9,166
Foster's Group Limited (A)	3,011	14,811
Oxiana Limited (A)	7,111	7,579
Telstra Corporation Limited (A)(B)	146	449
Telstra Corporation Limited (A)	4,150	12,758
Toll Holdings Limited (A)	1,012	7,905
		63,052
Canada - 2.22%
Canadian Natural Resources Limited (A)	134	9,738
Research In Motion Limited (C)	70	4,721
		14,459
China - 4.45%
Industrial and Commercial Bank of China (Asia) Limited (A)	6,363	5,240
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	7,027	5,787
Renhe Commercial Holdings Company Limited (A)	20,978	4,745
Renhe Commercial Holdings Company Limited (A)(B)	15,738	3,560
Shanda Interactive Entertainment Limited, ADR (C)	184	9,662
		28,994
France - 14.35%
ALSTOM (A)	172	12,029
AXA S.A. (A)	437	10,263
Sanofi-Aventis (A)	286	22,518
Societe Generale (A)	144	10,019
Technip-Coflexip (A)	120	8,429
TOTAL S.A. (A)	258	16,598
Vivendi Universal (A)	463	13,756
		93,612
Germany - 5.47%
Bayer Aktiengesellschaft (A)	128	10,276
Deutsche Boerse AG (A)	111	9,203
Deutsche Lufthansa Aktiengesellschaft (A)	596	10,077
SAP Aktiengesellschaft (A)	128	6,103
		35,659
Greece - 1.30%
Coca-Cola Hellenic Bottling Company S.A. (A)	371	8,452

Hong Kong - 4.29%
Cheung Kong (Holdings) Limited (A)	1,020	13,107
CNOOC Limited (A)	4,853	7,561
New World Development Company Limited (A)	3,574	7,282
		27,950
India - 1.35%
Tata Consultancy Services Limited (A)	547	8,815

Italy - 1.46%
Tenaris S.A. (A)	443	9,548

Japan - 15.25%
East Japan Railway Company (A)	126	7,980
Japan Steel Works, Ltd., (The) (A)	261	3,328
JTEKT Corporation (A)	572	7,354
KONAMI CORPORATION (A)	484	8,642
Mitsubishi Electric Corporation (A)	1,556	11,559
Mitsui & Co., Ltd. (A)	1,075	15,242
Nintendo Co., Ltd. (A)	27	6,544
Nissin Kogyo Co., Ltd. (A)	792	12,339
NTT DoCoMo, Inc. (A)	6	8,829
Sumitomo Corporation (A)	967	9,845
Toyota Motor Corporation (A)	185	7,796
		99,458
Mexico - 1.06%
Grupo Modelo, S.A.B. de C.V., Series C (A)	1,250	6,937

Netherlands - 1.41%
Fugro N.V. (A)	160	9,216

Singapore - 4.02%
CapitaCommercial Trust (A)	8,451	6,998
DBS Group Holdings Ltd (A)	1,003	10,903
Singapore Telecommunications Limited (A)	3,786	8,339
		26,240
Spain - 2.45%
Banco Santander Central Hispano, S.A. (A)	495	8,182
Tecnicas Reunidas, S.A. (A)	136	7,827
		16,009
Sweden - 1.37%
Telefonaktiebolaget LM Ericsson, B Shares (A)	974	8,968

Switzerland - 5.50%
Nestle S.A., Registered Shares (A)	310	15,060
Roche Holdings AG, Genusscheine (A)	77	13,158
TEMENOS Group AG (A)(C)	298	7,677
		35,895
Taiwan - 1.67%
Taiwan Semiconductor Manufacturing Company Ltd., ADR	952	10,888

United Kingdom - 20.79%
BAE Systems plc (A)	2,176	12,596
Barclays PLC (A)	2,868	12,637
BP p.l.c. (A)	1,518	14,658
Home Retail Group plc (A)	1,806	8,191
Informa plc (A)	1,642	8,443
International Power plc (A)	2,048	10,207
Prudential plc (A)	1,069	10,939
Reckitt Benckiser Group plc (A)	133	7,208
Serco Group plc (A)	1,041	8,881
Unilever PLC (A)	485	15,557
Vodafone Group Plc (A)	5,568	12,893
Xstrata plc (A)	749	13,361
		135,571

TOTAL COMMON STOCKS - 98.08%		$639,723

(Cost: $578,817)

SHORT-TERM SECURITIES	Principal

Commercial Paper (D) - 3.07%
Abbott Laboratories,
0.010%, 1-4-10	$5,060	5,060
American Honda Finance Corp.,
0.150%, 1-13-10	5,000	5,000
Walt Disney Company (The),
0.100%, 1-8-10	3,000	3,000
Toyota Motor Credit Corporation,
0.130%, 2-16-10	4,000	3,999
Wisconsin Electric Power Co.,
0.110%, 1-4-10	3,000	3,000
		20,059
Master Note - 0.24%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (E)	1,533	1,533

TOTAL SHORT-TERM SECURITIES - 3.31%		$21,592

(Cost: $21,592)

TOTAL INVESTMENT SECURITIES - 101.39%		$661,315

(Cost: $600,409)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.39%)		(9,058)

NET ASSETS - 100.00%		$652,257

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$41,946	$597,777	$ ––
Short-Term Securities	––	21,592	––

Total Investments in Securities	$41,946	$619,369	$ ––

(A) Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $9,796 or 1.50% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Rate shown is the yield to maturity at December 31, 2009.

(E)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

Securities with an aggregate market value of $597,777, representing 91.65% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy International Growth Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 3.74%
Foster's Group Limited (A)	749	$3,686
Telstra Corporation Limited (A)(B)	113	348
Telstra Corporation Limited (A)	1,003	3,084
		7,118
Belgium - 1.95%
InBev NV (A)	72	3,710

Brazil - 2.87%
Banco Santander (Brasil) S.A., Units (A)(B)	139	1,904
Petroleo Brasileiro S.A. - Petrobras, ADR	75	3,568
		5,472
Canada - 1.60%
Canadian Natural Resources Limited (A)	29	2,071
Research In Motion Limited (C)	15	981
		3,052
China - 8.07%
China Construction Bank Corporation (A)(B)	2,006	1,713
China Construction Bank Corporation (A)	2,245	1,918
China Life Insurance Company Limited, ADR	47	3,474
Industrial and Commercial Bank of China (Asia) Limited (A)	348	287
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	3,334	2,745
Shanda Games Limited, ADR (C)	183	1,868
Shanda Interactive Entertainment Limited, ADR (C)	31	1,645
Wynn Macau, Limited (A)(C)	1,398	1,722
		15,372
France - 7.63%
ALSTOM (A)	28	1,953
Pinault-Printemps-Redoute SA (A)	26	3,132
Technip-Coflexip (A)	44	3,118
VINCI (A)	113	6,336
		14,539
Germany - 5.43%
adidas AG (A)	39	2,111
Bayer Aktiengesellschaft (A)	35	2,838
Deutsche Boerse AG (A)	33	2,763
SAP Aktiengesellschaft (A)	55	2,631
		10,343
Hong Kong - 2.42%
Cheung Kong (Holdings) Limited (A)	250	3,212
Henderson Land Development Company Limited (A)	188	1,405
		4,617
Italy - 4.56%
Banca Intesa S.p.A. (A)	441	1,986
Saipem S.p.A. (A)	91	3,125
Tenaris S.A. (A)	166	3,577
		8,688
Japan - 11.30%
Honda Motor Co., Ltd. (A)	59	2,005
KONAMI CORPORATION (A)	127	2,273
Mitsubishi Corporation (A)	138	3,440
Mitsubishi Electric Corporation (A)	404	3,001
Nissin Kogyo Co., Ltd. (A)	124	1,934
Shin-Etsu Chemical Co., Ltd. (A)	51	2,862
Tokyo Electron Limited (A)	94	6,009
		21,524
Mexico - 1.22%
Grupo Modelo, S.A.B. de C.V., Series C (A)	418	2,320

Netherlands - 2.58%
ASML Holding N.V., Ordinary Shares (A)	32	1,088
Koninklijke KPN N.V. (A)	164	2,792
QIAGEN N.V. (A)(C)	46	1,034
		4,914
Spain - 2.48%
Tecnicas Reunidas, S.A. (A)	36	2,043
Telefonica, S.A. (A)	96	2,689
		4,732
Sweden - 0.90%
Telefonaktiebolaget LM Ericsson, B Shares (A)	187	1,719

Switzerland - 9.09%
Nestle S.A., Registered Shares (A)	148	7,177
Roche Holdings AG, Genusscheine (A)	30	5,055
TEMENOS Group AG (A)(C)	130	3,359
UBS AG (A)(B)(C)	18	277
UBS AG (A)	93	1,442
		17,310
United Kingdom - 27.33%
BAE Systems plc (A)	531	3,074
Barclays PLC (A)	717	3,160
British American Tobacco p.l.c. (A)	179	5,823
Capita Group Plc (The) (A)	300	3,628
IG Group Holdings plc (A)(B)	272	1,664
Informa plc (A)	507	2,605
International Power plc (A)	588	2,930
National Grid plc (A)	263	2,873
Prudential plc (A)	404	4,140
Reckitt Benckiser Group plc (A)	96	5,175
Rio Tinto plc (A)	39	2,118
Serco Group plc (A)	402	3,432
tesco plc (A)	343	2,368
Vodafone Group Plc (A)	1,950	4,516
Xstrata plc (A)	254	4,534
		52,040

TOTAL COMMON STOCKS - 93.17%		$177,470

(Cost: $157,857)

PREFERRED STOCKS - 2.92%

Germany
Fresenius AG (A)	60	4,289
Henkel AG & Co. KGaA (A)	25	1,279
(Cost: $4,157)		$5,568

SHORT-TERM SECURITIES	Principal

Commercial Paper (D) - 2.53%
Abbott Laboratories,
0.010%, 1-4-10	$4,810	4,810

Master Note - 0.65%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (E)	1,240	1,240

TOTAL SHORT-TERM SECURITIES - 3.18%		$6,050

(Cost: $6,050)

TOTAL INVESTMENT SECURITIES - 99.27%		$189,088

(Cost: $168,064)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.73%		1,397

NET ASSETS - 100.00%		$190,485

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$19,554	$157,916	$––
Preferred Stocks	––	5,568	––
Short-Term Securities	––	6,050	––

Total Investments in Securities	$19,554	$169,534	$––

Forward Foreign Currency Contracts	$––	$682	$––

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Japanese Yen	Citibank, N.A.	1,687,000	12-20-10	$682	$ ––

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $8,651 or 4.54% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Rate shown is the yield to maturity at December 31, 2009.

(E)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

Securities with an aggregate market value of $163,484, representing 85.83% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Managed European/Pacific Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	722	$15,774
Ivy Pacific Opportunities Fund, Class I	4,061	61,733

TOTAL AFFILIATED MUTUAL FUNDS - 100.17%		$77,507

(Cost: $70,467)

SHORT-TERM SECURITIES - 0.22%	Principal

Master Note
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (A)	$168	$168
(Cost: $168)

TOTAL INVESTMENT SECURITIES - 100.39%		$77,675

(Cost: $70,635)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.39%)		(302)

NET ASSETS - 100.00%		$77,373

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Affiliated Mutual Funds	$77,507	$––	$ ––
Short-Term Securities	––	168	––

Total Investments in Securities	$77,507	$168	$ ––

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

SCHEDULE OF INVESTMENTS
Ivy Managed International Opportunities Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	710	$15,523
Ivy International Balanced Fund, Class I	2,807	38,088
Ivy International Core Equity Fund, Class I	2,630	38,925
Ivy International Growth Fund, Class I	1,073	30,790
Ivy Pacific Opportunities Fund, Class I	1,997	30,352

TOTAL AFFILIATED MUTUAL FUNDS - 100.04%		$153,678

(Cost: $157,174)

SHORT-TERM SECURITIES - 0.30%	Principal

Master Note
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (A)	$454	$454
(Cost: $454)

TOTAL INVESTMENT SECURITIES - 100.34%		$154,132

(Cost: $157,628)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.34%)		(516)

NET ASSETS - 100.00%		$153,616

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Affiliated Mutual Funds	$153,678	$––	$ ––
Short-Term Securities	––	454	––

Total Investments in Securities	$153,678	$454	$ ––

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

SCHEDULE OF INVESTMENTS
Ivy Micro Cap Growth Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 1.10%
MDC Partners Inc., Class A (A)	29	$243

Aerospace & Defense - 1.65%
Global Defense Technology & Systems, Inc. (A)	22	364

Apparel Retail - 2.47%
Citi Trends Inc. (A)	12	337
New York & Company, Inc. (A)	48	208
		545
Apparel, Accessories & Luxury Goods - 2.43%
True Religion Apparel, Inc. (A)	17	314
Volcom, Inc. (A)	13	223
		537
Application Software - 5.66%
NetScout Systems, Inc. (A)	30	431
OPNET Technologies, Inc.	11	138
SolarWinds, Inc. (A)	11	253
Ultimate Software Group, Inc. (The) (A)	7	200
VanceInfo Technologies Inc. (A)	12	229
		1,251
Auto Parts & Equipment - 2.19%
Westport Innovations Inc. (A)	32	369
Wonder Auto Technology, Inc. (A)	10	114
		483
Biotechnology - 6.14%
Allos Therapeutics, Inc. (A)	46	303
Dyax Corp. (A)	41	139
Idenix Pharmaceuticals, Inc. (A)	32	69
InterMune, Inc. (A)	24	309
Nanosphere, Inc. (A)	32	204
Pharmasset, Inc. (A)	16	333
		1,357
Broadcasting - 0.64%
Global Traffic Network, Inc. (A)	34	142

Communications Equipment - 3.52%
Aruba Networks, Inc. (A)	23	243
Blue Coat Systems, Inc. (A)	11	320
Neutral Tandem, Inc. (A)	10	216
		779
Computer Hardware - 1.44%
3PAR Inc. (A)	16	183
Super Micro Computer, Inc. (A)	12	135
		318
Computer Storage & Peripherals - 3.77%
Compellent Technologies, Inc. (A)	10	229
Isilon Systems, Inc. (A)	57	392
Netezza Corporation (A)	22	212
		833
Construction & Engineering - 1.39%
Orion Marine Group, Inc. (A)	15	307

Data Processing & Outsourced Services - 0.46%
Echo Global Logisitics, Inc. (A)	8	102

Distributors - 1.25%
DXP Enterprises, Inc. (A)	21	277

Education Services - 3.59%
ChinaCast Education Corporation (A)	29	216
Grand Canyon Education, Inc. (A)	30	576
		792
Electrical Components & Equipment - 1.07%
Harbin Electric, Inc. (A)	12	236

Electronic Manufacturing Services - 0.73%
Maxwell Technologies, Inc. (A)	9	161

Fertilizers & Agricultural Chemicals - 0.90%
Yongye Biotechnology International, Inc. (A)	24	198

Food Retail - 0.71%
QKL Stores Inc. (A)	24	157

Health Care Equipment - 7.61%
ABIOMED, Inc. (A)	25	219
Greatbatch, Inc. (A)	6	117
Micrus Endovascular Corporation (A)	14	210
NuVasive, Inc. (A)	4	131
Quidel Corporation (A)	17	233
Somanetics Corporation (A)	15	256
Spectranetics Corporation (The) (A)	59	413
Synovis Life Technologies, Inc. (A)	8	103
		1,682
Health Care Services - 3.90%
Genoptix, Inc. (A)	11	402
Health Grades, Inc. (A)	80	345
Sharps Compliance Corp. (A)	12	115
		862
Health Care Supplies - 0.75%
Rochester Medical Corporation (A)	15	165

Health Care Technology - 2.17%
Phase Forward Incorporated (A)	31	480

Household Appliances - 0.91%
Deer Consumer Products, Inc. (A)	18	201

Internet Software & Services - 1.05%
Terremark Worldwide, Inc. (A)	34	233

Life Sciences Tools & Services - 1.06%
Bruker Corporation (A)	19	234

Managed Health Care - 0.88%
Molina Healthcare, Inc. (A)	9	194

Movies & Entertainment - 1.58%
Rentrak Corporation (A)	20	350

Oil & Gas Drilling - 1.05%
Pioneer Drilling Company (A)	29	231

Oil & Gas Equipment & Services - 3.32%
Natural Gas Services Group, Inc. (A)	14	256
T-3 Energy Services, Inc. (A)	19	480
		736
Oil & Gas Exploration & Production - 1.79%
Brigham Exploration Company (A)	29	396

Oil & Gas Refining & Marketing - 1.03%
China Integrated Energy, Inc. (A)	32	227

Personal Products - 1.19%
China-Biotics, Inc. (A)	17	262

Pharmaceuticals - 6.07%
Auxilium Pharmaceuticals, Inc. (A)	8	243
Biodel Inc. (A)	18	76
BioMimetic Therapeutics, Inc. (A)	15	174
Obagi Medical Products, Inc. (A)	26	314
Questcor Pharmaceuticals, Inc. (A)	72	344
SuperGen, Inc. (A)	73	191
		1,342
Research & Consulting Services - 1.72%
ICF International, Inc. (A)	5	142
Mistras Group, Inc. (A)	16	238
		380
Restaurants - 2.06%
BJ's Restaurants, Inc. (A)	12	217
McCormick & Schmick's Seafood Restaurants, Inc. (A)	14	96
Red Robin Gourmet Burgers, Inc. (A)	8	143
		456
Semiconductor Equipment - 0.62%
Nanometrics Incorporated (A)	12	137

Semiconductors - 7.94%
Cavium Networks, Inc. (A)	8	193
Diodes Incorporated (A)	14	288
Mellanox Technologies, Ltd. (A)	12	224
Monolithic Power Systems, Inc. (A)	13	302
NetLogic Microsystems, Inc. (A)	10	467
Pericom Semiconductor Corporation (A)	24	278
		1,752
Specialty Chemicals - 0.89%
Chemspec International Limited, ADR (A)	27	179
Flotek Industries, Inc. (A)	15	20
		199
Steel - 0.48%
China Gerui Advanced Materials Group Limited (A)	19	105

Systems Software - 5.31%
CommVault Systems, Inc. (A)	24	571
DemandTec, Inc. (A)	16	137
Fortinet, Inc. (A)	15	265
TeleCommunication Systems, Inc. (A)	21	201
		1,174
Trucking - 2.75%
Celadon Group, Inc. (A)	23	245
Marten Transport, Ltd. (A)	10	181
Vitran Corporation Inc., Class A (A)	17	184
		610

TOTAL COMMON STOCKS - 97.24%		$21,490

(Cost: $17,809)

SHORT-TERM SECURITIES - 1.63%	Principal

Master Note
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (B)	$360	$360
(Cost: $360)

TOTAL INVESTMENT SECURITIES - 98.87%		$21,850

(Cost: $18,169)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.13%		249

NET ASSETS - 100.00%		$22,099

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$21,490	$––	$ ––
Short-Term Securities	––	360	––

Total Investments in Securities	$21,490	$360	$ ––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Mortgage Securities Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Asset-Backed Security - 0.29%
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (A)	$390	$408

Consumer Finance - 1.61%
Green Tree Financial Corporation,
8.300%, 11-15-19	263	256
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	643	584
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	455	453
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5-15-22	360	350
5.910%, 1-15-37	700	622
		2,265
Other Mortgage-Backed Securities - 24.98%
Aames Mortgage Trust 2001-4,
6.650%, 1-25-32 (B)	386	184
ABFS Mortgage Loan Trust 2001-2,
7.490%, 12-25-31 (B)	741	303
Asset Securitization Corporation (Interest Only):
1.479%, 10-13-26 (B)(C)(D)	3,037	62
8.621%, 8-13-29 (B)(D)	957	144
Associates Manufactured Housing Contract Pass-Through Certificates,
7.900%, 3-15-27	9	9
Banc of America Alternative Loan Trust 2005-10,
5.662%, 11-25-35 (B)	1,097	49
Banc of America Alternative Loan Trust 2005-12,
5.801%, 1-25-36 (B)	1,549	59
Banc of America Alternative Loan Trust 2005-6,
6.000%, 7-25-35	739	413
Banc of America Alternative Loan Trust 2005-8:
5.562%, 9-25-35 (B)	1,904	205
5.562%, 9-25-35 (B)	383	13
Banc of America Alternative Loan Trust 2006-4:
6.210%, 5-25-46 (B)	616	106
6.210%, 5-25-46 (B)	868	32
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	1,106	891
Banc of America Large Loan Trust 2009-FDG, Commercial Mortgage Pass-Through Certificates, Series 2009-FDG,
5.204%, 1-25-42 (A)(B)	500	489
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	3,504	499
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.500%, 7-25-33	1,165	190
Banc of America Mortgage Trust 2003-9,
5.500%, 12-25-33	719	297
Banc of America Mortgage Trust 2004-2:
5.000%, 3-25-19	233	159
5.000%, 3-25-19	182	121
Banc of America Mortgage Trust 2004-3:
4.875%, 4-25-19	320	195
4.875%, 4-25-19	171	82
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	1,750	1,749
BankAmerica Manufactured Housing Contract Trust:
7.800%, 10-10-26	842	839
7.015%, 1-10-28	255	255
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	1,015	877
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (C)	938	331
BlackRock Capital Finance,
7.750%, 9-25-26 (C)	474	95
C-Bass 2005-CB3 Trust,
5.109%, 5-25-35 (B)	285	279
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (B)(C)	1,283	1,297
C-Bass Mortgage Loan Trust 2007-CB2,
5.681%, 2-25-37 (B)	143	136
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (B)	1,801	1,635
CHL Mortgage Pass-Through Trust 2002-32,
5.553%, 1-25-33 (A)(B)	1,001	710
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.234%, 7-25-37 (B)	174	––
Collateralized Mortgage Obligation Trust,
5.000%, 7-1-18	22	23
COMM 2006-CNL2,
5.570%, 2-5-19 (B)(C)	475	285
Commercial Mortgage Asset Trust,
7.800%, 11-17-32 (B)	1,000	1,101
Commercial Mortgage Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 1999-C1,
6.640%, 1-17-32	198	198
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12-15-35 (A)(B)	1,275	932
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (B)(C)	1,000	556
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (B)	977	272
FFCA Secured Lending Corporation:
1.333%, 2-18-22 (A)(B)	1,500	1,223
1.583%, 2-18-22 (A)(B)	1,000	776
First Horizon Mortgage Pass-Through Trust 2003-8,
5.137%, 10-25-33 (B)	315	127
First Horizon Mortgage Pass-Through Trust 2007-4,
5.500%, 8-25-22	694	491
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (B)(C)	1,130	293
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (C)	150	141
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	652	467
5.409%, 4-25-32 (B)	1,014	552
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (A)	877	638
5.250%, 11-25-32 (A)	409	326
GMAC Commercial Mortgage Corporation, Series 2005-C1 Mortgage Pass-Through Certificates,
4.471%, 5-10-43	92	92
GMAC Commercial Mortgage Securities,
5.940%, 7-1-13 (A)	48	42
Harley-Davidson Motorcycle Trust 2009-4,
1.160%, 10-15-12	525	525
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (A)	1,929	866
Impac CMB Trust Series 2003-2F,
6.000%, 1-25-33 (B)	567	250
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2,
4.625%, 3-15-46	161	161
J.P. Morgan Mortgage Trust 2004-A3,
4.279%, 7-25-34 (B)	736	485
J.P. Morgan Mortgage Trust 2006-A2:
3.445%, 11-25-33 (B)	632	385
3.733%, 8-25-34 (B)	2,018	498
J.P. Morgan Mortgage Trust 2006-S3,
6.187%, 8-25-36	1,142	39
J.P. Morgan Mortgage Trust 2007-A1,
4.475%, 7-25-35 (B)	2,141	115
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (B)(C)	300	172
LB-UBS Westfield Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-WM,
6.647%, 7-14-16 (C)	1,000	1,031
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	325	305
6.497%, 8-15-37	1,023	928
Morgan Stanley Capital I Trust 2004-TOP15,
4.690%, 6-13-41	285	287
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.489%, 4-25-17 (B)	169	146
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (A)(B)	680	44
5.880%, 11-28-35 (A)(B)	340	22
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.150%, 11-28-35 (A)(B)(D)	9,915	178
Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
5.000%, 11-28-35 (A)	2,000	1,671
Oakwood Mortgage Investors, Inc.:
8.100%, 10-15-21 (A)	22	22
7.375%, 8-15-27	31	31
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.000%, 2-25-37	1,533	89
PNC Mortgage Acceptance Corp.,
7.300%, 10-12-33	225	229
Prudential Home Mortgage Securities:
6.730%, 4-28-24 (A)(B)	2	1
8.000%, 9-28-24 (B)(C)	12	8
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	2,254	1,338
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (B)	1,013	221
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	236	50
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.631%, 9-10-35 (A)(B)	754	486
RFMSI Series 2004-S5 Trust:
4.500%, 5-25-19	270	206
4.500%, 5-25-19	135	94
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12-25-30 (B)	942	167
Structured Asset Mortgage Investments, Inc.:
5.292%, 4-30-30 (B)	14	9
5.292%, 4-30-30 (B)	6	4
Structured Asset Securities Corporation:
6.290%, 11-25-32 (B)	221	70
5.250%, 8-25-33	1,114	669
5.250%, 8-25-33	491	231
6.000%, 6-25-34 (B)	2,019	763
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.625%, 12-25-32 (B)	707	437
Wells Fargo Alternative Loan 2007-PA3 Trust,
5.750%, 7-25-37	1,079	96
Wells Fargo Mortgage Backed Securities 2003-2 Trust,
5.250%, 2-25-18 (A)	187	125
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (C)	971	446
		35,140
Other Non-Agency REMIC/CMO - 0.40%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	23	––	*
1.681%, 3-25-11 (A)(B)	10	––	*
7.540%, 5-31-17 (A)	––	––	*
Bear Stearns Mortgage Securities Inc.,
8.000%, 11-25-29	299	277
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11-25-35 (B)	1,575	284
		561

TOTAL CORPORATE DEBT SECURITIES - 27.28%		$38,374

(Cost: $74,003)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.30%
Federal National Mortgage Association,
4.750%, 12-15-10 (E)	400	416

Mortgage-Backed Obligations - 66.63%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12-1-17	431	462
5.500%, 9-1-19	757	807
5.000%, 4-1-23	2,789	2,918
5.300%, 1-15-33	206	214
5.500%, 5-1-34	989	1,053
5.500%, 5-1-34	596	635
6.500%, 5-1-34	548	590
5.500%, 10-1-34	767	813
5.500%, 1-1-35 TBA	4,000	4,189
5.000%, 8-1-35	679	698
5.500%, 10-1-35	1,209	1,281
5.000%, 12-1-35 TBA	2,010	2,061
5.000%, 12-1-35	548	563
6.000%, 1-1-36 TBA	2,000	2,121
6.500%, 7-1-36	792	848
7.000%, 12-1-37	541	590
4.500%, 1-1-38 TBA	265	264
Federal Home Loan Mortgage Corporation Structured Pass-Through Certificates, Series K-004,
3.413%, 5-25-19	198	198
Federal National Mortgage Association,
5.500%, 2-1-35	496	522
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 1-1-18	242	259
5.500%, 2-1-18	264	283
5.000%, 5-1-18	873	923
5.000%, 10-1-18	783	825
5.500%, 9-1-19	205	218
4.500%, 1-1-20 TBA	2,500	2,571
6.000%, 8-1-23	896	957
5.500%, 2-1-24	346	366
6.000%, 8-1-29	275	294
7.000%, 11-1-31	144	160
6.500%, 2-1-32	135	148
6.500%, 2-1-32	103	113
6.500%, 2-1-32	87	95
7.000%, 2-1-32	186	208
7.000%, 3-1-32	261	293
6.500%, 4-1-32	53	58
6.500%, 5-1-32	98	107
6.500%, 5-1-32	60	65
6.000%, 9-1-32	105	113
6.500%, 9-1-32	54	58
6.000%, 10-1-32	719	779
6.000%, 10-1-32	710	769
6.500%, 10-1-32	47	51
6.000%, 11-1-32	544	590
6.000%, 11-1-32	337	365
6.000%, 3-1-33	873	946
6.000%, 3-1-33	604	647
6.000%, 3-1-33	192	209
5.500%, 4-1-33	1,234	1,308
5.500%, 5-1-33	350	368
5.500%, 5-1-33	221	234
6.000%, 6-1-33	1,453	1,552
6.000%, 6-1-33	528	564
6.500%, 8-1-33	39	43
5.500%, 10-1-33	2,863	3,008
6.000%, 10-1-33	197	211
6.000%, 12-1-33	377	407
5.500%, 1-1-34	610	641
5.500%, 1-1-34	473	497
6.000%, 1-1-34 TBA	4,585	4,855
5.000%, 3-1-34	721	743
5.000%, 3-1-34	286	295
5.500%, 4-1-34	413	434
5.000%, 5-1-34	136	140
6.000%, 8-1-34	473	505
5.500%, 9-1-34	813	862
6.000%, 9-1-34	575	613
6.500%, 9-1-34	710	765
5.500%, 11-1-34	468	496
6.000%, 11-1-34	201	214
6.500%, 11-1-34	47	51
5.000%, 12-1-34	917	945
4.500%, 1-1-35 TBA	1,000	998
5.500%, 1-1-35 TBA	2,604	2,726
5.500%, 1-1-35	919	966
5.500%, 1-1-35	429	451
5.500%, 2-1-35	1,811	1,918
6.500%, 3-1-35	822	888
5.000%, 7-1-35	1,977	2,035
5.000%, 7-1-35	608	626
5.000%, 7-1-35	494	509
5.500%, 7-1-35	512	538
5.500%, 10-1-35	1,206	1,281
5.500%, 10-1-35	709	753
5.500%, 11-1-35	439	461
5.500%, 2-1-36	1,276	1,334
6.500%, 2-1-36	532	574
6.500%, 6-1-36	915	982
5.500%, 9-1-36	1,473	1,548
5.500%, 11-1-36	1,164	1,221
6.000%, 11-1-36	1,387	1,473
6.000%, 11-1-36	694	737
5.000%, 1-1-37 TBA	2,575	2,642
6.000%, 5-1-37	753	798
5.500%, 6-1-37	222	232
6.500%, 8-1-37	1,530	1,640
6.000%, 9-1-37	77	82
6.500%, 9-1-37	1,280	1,372
7.000%, 10-1-37	156	171
7.000%, 10-1-37	131	144
5.500%, 3-1-38	195	204
5.500%, 5-1-38	282	295
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
0.816%, 3-16-34 (B)	5,997	158
0.718%, 7-16-40 (B)	2,996	79
0.081%, 3-16-42 (B)	9,390	27
0.862%, 6-17-45 (B)	16,883	608
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	517	526
6.250%, 7-15-24	152	163
5.000%, 7-15-33	725	751
5.000%, 7-15-34	622	644
5.500%, 12-15-34	590	622
5.500%, 12-15-34	375	395
5.000%, 1-1-35 TBA	1,000	1,028
5.500%, 1-1-35 TBA	3,000	3,143
5.000%, 1-15-35	1,167	1,206
5.000%, 12-15-35	1,449	1,495
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.212%, 2-15-25 (B)	180	197
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.793%, 2-15-25	56	61
		93,750

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 66.93%		$94,166

(Cost: $93,240)

UNITED STATES GOVERNMENT OBLIGATIONS - 0.38%

Treasury Obligations
United States Treasury Notes,
4.500%, 3-31-12 (E)	500	$535
(Cost: $510)

SHORT-TERM SECURITIES

Commercial Paper (F) - 16.69%
CVS Caremark Corporation,
0.230%, 1-13-10	5,000	5,000
GlaxoSmithKline Finance plc,
0.110%, 1-13-10	5,000	5,000
McCormick & Co. Inc.,
0.070%, 1-4-10	6,975	6,974
PACCAR Financial Corp.,
0.080%, 1-6-10	6,500	6,500
		23,474
Master Note - 5.03%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (G)	7,074	7,074

Municipal Obligations - 2.13%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2008-A (U.S. Bank N.A.),
0.250%, 1-5-10	3,000	3,000

United States Government Agency Obligations - 2.84%
Overseas Private Investment Corporation,
0.160%, 3-15-10 (G)	4,000	4,000

TOTAL SHORT-TERM SECURITIES - 26.69%		$37,548

(Cost: $37,548)

TOTAL INVESTMENT SECURITIES - 121.28%		$170,623

(Cost: $205,301)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (21.28%)		(29,943)

NET ASSETS - 100.00%		$140,680

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Level 1		Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Securities	$ ––	$ 34,460	$3,914
United States Government Agency Obligations	––	94,166	––
United States Government Obligations	––	535	––
Short-Term Securities	––	37,548	––

Total Investments in Securities	$ ––	$166,709	$3,914

Future Contracts	$292	$ ––	$ ––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities

Beginning Balance 4-1-09	$3,610
Net realized gain (loss)	(277)
Net unrealized appreciation (depreciation)	819
Net purchases (sales)	(538)
Transfers in and/or (out) of Level 3 during the period	300

Ending Balance 12-31-09	$3,914

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$1,107

*Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $10,708 or 7.61% of net assets.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $4,717 or 3.35% of net assets.

(D)Amount shown in principal column represents notional amount for computation of interest.

(E)Securities serve as collateral for the following open futures contracts at December 31, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation

U.S. 30 Year Treasury Bond	Short	3-22-10	––*	$(3,346)	$142
U.S. 10 Year Treasury Note	Short	3-22-10	––*	(3,348)	84
U.S. 5 Year Treasury Note	Short	3-31-10	––*	(4,003)	66

				$(10,697)	$292

(F)Rate shown is the yield to maturity at December 31, 2009.

(G)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit
TBA = To Be Announced

SCHEDULE OF INVESTMENTS
Ivy Pacific Opportunities Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Cayman Islands - 0.38%
Yingde Gases Group Company Limited (A)(B)	2,536	$2,613

China - 30.18%
BaWang International (Group) Holding Limited (A)(B)	17,028	11,791
China BlueChemical Ltd., H Shares (B)	4,474	2,733
China CITIC Bank Corporation Limited, H Shares (B)	11,513	9,745
China Coal Energy Company Limited (B)	4,385	7,957
China Distance Education Holdings Limited, ADR (A)	125	799
China Life Insurance Company Limited, H Shares (B)	4,837	23,669
China Merchants Bank Co., Limited, H Shares (B)(C)	2,600	6,765
China Oilfield Services Limited (B)	8,482	10,060
China Petroleum & Chemical Corporation, H Shares (B)	8,104	7,140
China Resources Power Holdings Company Limited (B)	3,575	7,081
China South Locomotive & Rolling Stock Corporation Limited, H Shares (B)	6,000	4,382
China South Locomotive & Rolling Stock Corporation Limited, H Shares (B)(C)	9,629	7,031
China Yurun Food Group Limited (B)(C)	3,800	11,273
China Yurun Food Group Limited (B)	647	1,919
CNinsure Inc., ADR	188	3,768
Industrial and Commercial Bank of China Limited, H Shares (B)(C)	21,666	17,844
NetEase.com, Inc., ADR (A)	182	6,851
PetroChina Company Limited, H Shares (B)	16,204	19,264
Renhe Commercial Holdings Company Limited (B)(C)	33,334	7,540
REXLot Holdings Limited (B)	52,975	5,903
Shanda Games Limited, ADR (A)	800	8,152
Shanda Interactive Entertainment Limited, ADR (A)	61	3,208
Shimao Property Holdings Limited (B)	1,628	3,051
Simcere Pharmaceutical Group, ADR (A)	74	687
Yingde Gases Group Company Limited (A)(B)(D)	4,000	4,122
Yingli Green Energy Holding Company Limited, ADR (A)	227	3,583
Zhuzhou CSR Times Electric Co., Ltd., H Shares (B)	5,537	11,298
		207,616
Hong Kong - 11.85%
Beijing Enterprises Holdings Limited (B)	2,040	14,775
BOC Hong Kong (Holdings) Limited (B)	2,933	6,588
Cheung Kong (Holdings) Limited (B)	776	9,972
China Longyuan Power Group Corporation Limited, H Shares (A)(B)	7,500	9,712
China Metal Recycling (Holdings) Limited (A)(B)	2,000	2,166
China Metal Recycling (Holdings) Limited (A)(B)(C)	4,800	5,198
Fosun International Limited (B)	8,904	6,173
Metallurgical Corporation of China Ltd., H Shares (A)(B)(C)	10,498	6,215
Pan Asia Environmental Protection Group Limited (B)(C)	9,632	1,491
Sinopharm Group Co. Ltd., H Shares (A)(B)(C)	2,900	10,305
Sinopharm Group Co. Ltd., H Shares (A)(B)	364	1,293
Want Want China Holdings Limited (B)	11,009	7,688
		81,576
India - 7.44%
Axis Bank Limited (B)	660	13,942
Bharti Airtel Limited (B)	545	3,850
HDFC Bank Limited (B)	76	2,772
Indiabulls Real Estate Limited (B)	607	2,947
Lanco Infratech Limited (A)(B)	500	6,158
Maruti Suzuki India Limited (B)	200	6,676
Nagarjuna Construction Company Limited (B)	3,208	11,370
TATA POWER COMPANY LIMITED (THE) (B)	117	3,449
		51,164
Indonesia - 1.29%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk	142	5,654
PT Tambang Batubara Bukit Asam (Persero) Tbk (B)	1,776	3,234
		8,888
Malaysia - 2.04%
Gamuda Berhad (B)	6,355	4,814
Genting Berhad (B)	2,068	4,408
Sime Darby Berhad (B)	1,848	4,827
		14,049
Singapore - 6.07%
Cambridge Industrial Trust (B)(C)	9,500	3,023
DBS Group Holdings Ltd (B)	670	7,284
Keppel Corporation Limited (B)	1,576	9,181
SembCorp Industries Ltd (B)	2,647	6,917
Straits Asia Resources Limited (B)	4,328	7,973
United Overseas Bank Limited (B)	530	7,377
		41,755
South Korea - 15.32%
Daelim Industrial Co., Ltd. (A)(B)	126	8,947
Hyundai Motor Company (A)(B)	113	11,680
KB Financial Group Inc. (A)(B)	369	18,775
KCC Corporation (B)	11	3,424
Korea Investment Holdings Co., Ltd. (B)	215	6,175
Kyeryong Construction Industrial Co. Ltd (A)(B)	165	3,049
LG Corp. (A)(B)	165	10,289
LG Electronics Inc. (B)	64	6,622
NHN Corporation (A)(B)	65	10,713
Samsung C&T Corporation (A)(B)	137	6,572
Samsung Electronics Co., Ltd. (B)	21	14,305
SK Telecom Co., Ltd. (B)	34	4,903
		105,454
Taiwan - 14.16%
Acer Incorporated (B)	4,906	14,720
Asustek Computer Inc. (B)	3,656	7,042
First Commercial Bank Co., Ltd. (B)	11,846	7,343
Fubon Financial Holding Co., Ltd. (B)	9,723	11,954
Hon Hai Precision Ind. Co., Ltd. (B)	3,160	14,780
Shin Kong Financial Holdings, Co., Ltd (A)(B)	23,650	9,800
Taiwan Cement Corporation (B)	10,752	11,417
Taiwan Semiconductor Manufacturing Company Ltd. (B)	4,254	8,574
Yuanta Financial Holdings Co., Ltd. (B)	16,150	11,817
		97,447
Thailand - 1.84%
Advanced Info Service Public Company Limited (B)	962	2,459
Banpu Public Company Limited, Registered Shares (B)	452	7,824
PTT Public Company Limited (B)	315	2,362
		12,645
United Kingdom - 3.70%
HSBC Holdings plc (B)	1,402	15,946
Standard Chartered PLC (B)	384	9,539
		25,485

TOTAL COMMON STOCKS - 94.27%		$648,692

(Cost: $515,931)

INVESTMENT FUNDS

India - 0.31%
iPath MSCI India Index ETN (A)	33	2,100

United States - 0.96%
iShares MSCI Taiwan Index Fund	516	6,689

Vietnam - 0.34%
Vietnam Azalea Fund Limited (A)(E)(F)	500	2,320

TOTAL INVESTMENT FUNDS - 1.61%		$11,109

(Cost: $9,740)

SHORT-TERM SECURITIES	Principal

Commercial Paper (G) - 2.08%
Abbott Laboratories,
0.010%, 1-4-10	$4,540	4,540
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.100%, 2-1-10	1,800	1,800
Toyota Motor Credit Corporation,
0.130%, 2-16-10	5,000	4,999
Wisconsin Electric Power Co.,
0.110%, 1-4-10	3,000	3,000
		14,339
Master Note - 0.30%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (H)	2,057	2,057

Municipal Obligations - 0.44%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2008-A (U.S. Bank N.A.),
0.250%, 1-5-10	3,000	3,000

TOTAL SHORT-TERM SECURITIES - 2.82%		$19,396

(Cost: $19,396)

TOTAL INVESTMENT SECURITIES - 98.70%		$679,197

(Cost: $545,067)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.30%		8,950

NET ASSETS - 100.00%		$688,147

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$73,937	$574,755	$––
Investment Funds	8,789	––	2,320
Short-Term Securities	––	19,396	––

Total Investments in Securities	$82,726	$594,151	$2,320

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Written Options

Beginning Balance 4-1-09	$1,290	$(585)
Net realized gain (loss)	––	122
Net unrealized appreciation (depreciation)	1,030	34
Net purchases (sales)	––	429
Transfers in and/or (out) of Level 3 during the period	––	––

Ending Balance 12-31-09	$2,320	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$1,030	$––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $76,685 or 11.14% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $4,122 or 0.60% of net assets.

(E)lliquid restricted security. At December 31, 2009, the following restricted security was owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	500	$3,304	$2,320

      The total value of this security represented approximately 0.34% of net assets at December 31, 2009.

(F)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at December 31, 2009.

(G)Rate shown is the yield to maturity at December 31, 2009.

(H)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

Securities with an aggregate market value of $563,719, representing 81.92% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Real Estate Securities Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs - 8.65%
Colonial Properties Trust	111	$1,304
Colony Financial, Inc.	85	1,727
Liberty Property Trust	152	4,850
Vornado Realty Trust	172	12,030
Washington Real Estate Investment Trust	146	4,009
		23,920
Health Care Facilities - 1.01%
Brookdale Senior Living, Inc. (A)	154	2,793

Hotels, Resorts & Cruise Lines - 1.44%
Gaylord Entertainment Company (A)	48	942
Marriott International, Inc., Class A	63	1,717
Starwood Hotels & Resorts Worldwide, Inc.	36	1,313
		3,972
Industrial REITs - 4.73%
AMB Property Corporation	156	3,996
EastGroup Properties, Inc.	95	3,640
First Potomac Realty Trust	62	782
ProLogis	340	4,657
		13,075
Mortgage REITs - 1.02%
Starwood Property Trust, Inc.	149	2,815

Office REITs - 20.22%
Alexandria Real Estate Equities, Inc.	40	2,597
BioMed Realty Trust, Inc.	247	3,898
Boston Properties, Inc.	180	12,093
Brandywine Realty Trust	379	4,317
Corporate Office Properties Trust	113	4,131
Digital Realty Trust, Inc.	177	8,895
Douglas Emmett, Inc.	368	5,238
Duke Realty Corporation	237	2,884
Franklin Street Properties Corp.	71	1,030
Highwoods Properties, Inc.	94	3,122
Mack-Cali Realty Corporation	127	4,397
SL Green Realty Corp.	67	3,356
		55,958
Real Estate Management & Development - 1.82%
Brookfield Properties Corporation	334	4,048
CB Richard Ellis Group, Inc., Class A (A)	72	980
		5,028
Real Estate Operating Companies - 0.38%
Forest City Enterprises, Inc., Class A (A)	88	1,041

Residential REITs - 12.11%
Associated Estates Realty Corporation	28	313
AvalonBay Communities, Inc.	81	6,627
BRE Properties, Inc., Class A	64	2,130
Camden Property Trust	66	2,792
Equity Lifestyle Properties, Inc.	13	651
Equity Residential	301	10,155
Essex Property Trust, Inc.	53	4,398
Home Properties, Inc.	84	3,998
Mid-America Apartment Communities, Inc.	51	2,443
		33,507
Retail REITs - 21.63%
Acadia Realty Trust	181	3,047
CBL & Associates Properties, Inc.	383	3,701
Federal Realty Investment Trust	65	4,415
Kimco Realty Corporation	475	6,428
Macerich Company (The)	151	5,430
National Retail Properties, Inc.	127	2,697
Regency Centers Corporation	119	4,183
Simon Property Group, Inc.	335	26,724
Tanger Factory Outlet Centers, Inc.	37	1,431
Taubman Centers, Inc.	50	1,796
		59,852
Specialized REITs - 20.00%
DiamondRock Hospitality Company	177	1,503
Extra Space Storage Inc.	26	305
Health Care Property Investors, Inc.	400	12,203
Health Care REIT, Inc.	136	6,041
Host Hotels & Resorts, Inc.	860	10,036
Nationwide Health Properties, Inc.	141	4,967
Public Storage, Inc.	139	11,289
Ventas, Inc.	205	8,971
		55,315
Wireless Telecommunication Service - 0.72%
American Tower Corporation, Class A (A)	15	648
Crown Castle International Corp. (A)	34	1,335
		1,983

TOTAL COMMON STOCKS - 93.73%		$259,259

(Cost: $216,527)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) - 3.81%
Citigroup Funding Inc.,
0.160%, 1-25-10	$2,000	2,000
ITT Corporation,
0.090%, 1-4-10	3,525	3,525
Toyota Motor Credit Corporation,
0.130%, 2-16-10	5,000	4,999
		10,524
Master Note - 0.83%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	2,298	2,298

TOTAL SHORT-TERM SECURITIES - 4.64%		$12,822

(Cost: $12,822)

TOTAL INVESTMENT SECURITIES - 98.37%		$272,081

(Cost: $229,349)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.63%		4,517

NET ASSETS - 100.00%		$276,598

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$259,259	$––	$ ––
Short-Term Securities	––	12,822	––

Total Investments in Securities	$259,259	$12,822	$ ––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at December 31, 2009.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Ivy Small Cap Value Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 0.97%
MDC Partners Inc., Class A (A)	233	$1,946

Aerospace & Defense - 4.09%
AAR CORP. (A)	113	2,594
BE Aerospace, Inc. (A)	146	3,441
Triumph Group, Inc.	46	2,210
		8,245
Apparel, Accessories & Luxury Goods - 2.49%
Jones Apparel Group, Inc.	168	2,701
Warnaco Group, Inc. (The) (A)	55	2,308
		5,009
Application Software - 2.33%
Quest Software, Inc. (A)	126	2,313
TIBCO Software Inc. (A)	248	2,390
		4,703
Asset Management & Custody Banks - 2.76%
Ares Capital Corporation	244	3,033
Hercules Technology Growth Capital, Inc.	243	2,524
		5,557
Auto Parts & Equipment - 3.67%
Modine Manufacturing Company	238	2,814
Superior Industries International, Inc.	143	2,180
Tenneco Automotive Inc. (A)	136	2,417
		7,411
Broadcasting - 2.16%
E. W. Scripps Company (The) (A)	270	1,878
Liberty Media Corporation, Liberty Capital Series A (A)	103	2,467
		4,345
Casinos & Gaming - 2.41%
Bally Technologies, Inc. (A)	67	2,766
WMS Industries Inc. (A)	52	2,096
		4,862
Communications Equipment - 0.75%
Tellabs, Inc. (A)	265	1,503

Computer Hardware - 0.78%
Silicon Graphics, Inc. (A)	223	1,563

Consumer Finance - 1.20%
First Cash Financial Services, Inc. (A)	109	2,412

Data Processing & Outsourced Services - 1.89%
Global Cash Access, Inc. (A)	263	1,968
Lender Processing Services, Inc.	45	1,842
		3,810
Diversified Chemicals - 2.12%
Ashland Inc.	55	2,176
FMC Corporation	37	2,085
		4,261
Diversified Metals & Mining - 0.88%
Thompson Creek Metals Company Inc. (A)	151	1,774

Electric Utilities - 1.55%
NV Energy, Inc.	252	3,116

Electronic Manufacturing Services - 2.58%
Celestica Inc. (A)	341	3,224
Sanmina-SCI Corporation (A)	178	1,964
		5,188
Food Distributors - 0.71%
Dole Food Company, Inc. (A)	115	1,431

Gas Utilities - 1.91%
Southwest Gas Corporation	135	3,848

Gold - 1.20%
Red Back Mining Inc. (A)(B)	168	2,412

Health Care Facilities - 1.23%
AmSurg Corp. (A)	113	2,480

Homebuilding - 1.48%
M.D.C. Holdings, Inc.	66	2,049
M/I Homes, Inc. (A)	91	942
		2,991
Human Resource & Employment Services - 1.59%
TrueBlue, Inc. (A)	217	3,212

Hypermarkets & Super Centers - 1.37%
BJ's Wholesale Club, Inc. (A)	85	2,767

Industrial Machinery - 2.24%
Chart Industries, Inc. (A)	103	1,705
IDEX Corporation	90	2,800
		4,505
Investment Banking & Brokerage - 3.89%
KBW, Inc. (A)	88	2,413
Piper Jaffray Companies (A)	52	2,608
Stifel Financial Corp. (A)	48	2,820
		7,841
Managed Health Care - 1.20%
Coventry Health Care, Inc. (A)	99	2,414

Metal & Glass Containers - 1.61%
Silgan Holdings Inc.	56	3,244

Movies & Entertainment - 1.59%
Regal Entertainment Group	221	3,194

Office REITs - 2.40%
Alexandria Real Estate Equities, Inc.	41	2,616
Mack-Cali Realty Corporation	64	2,223
		4,839
Oil & Gas Exploration & Production - 0.52%
Whiting Petroleum Corporation (A)	15	1,051

Regional Banks - 12.82%
Bank of Marin Bancorp	57	1,869
Columbia Banking System, Inc.	107	1,725
East West Bancorp, Inc.	261	4,125
First Horizon National Corporation (A)	172	2,303
Home BancShares, Inc.	82	1,979
IBERIABANK Corporation	69	3,708
Nara Bancorp, Inc.	121	1,377
Pacific Continental Corporation	148	1,695
PacWest Bancorp	94	1,888
Texas Capital Bancshares, Inc. (A)	123	1,720
Wintrust Financial Corporation	112	3,445
		25,834
Reinsurance - 4.14%
Platinum Underwriters Holdings, Ltd.	55	2,094
RenaissanceRe Holdings Ltd.	53	2,801
Validus Holdings, Ltd.	128	3,443
		8,338
Residential REITs - 1.60%
American Campus Communities, Inc.	115	3,232

Retail REITs - 0.98%
CBL & Associates Properties, Inc.	203	1,966

Security & Alarm Services - 1.43%
GEO Group, Inc. (The) (A)	131	2,873

Semiconductor Equipment - 2.05%
Lam Research Corporation (A)	56	2,187
Verigy Ltd. (A)	151	1,940
		4,127
Semiconductors - 3.22%
Applied Micro Circuits Corporation (A)	256	1,912
Atmel Corporation (A)	552	2,547
Cirrus Logic, Inc. (A)	296	2,021
		6,480
Specialty Chemicals - 1.42%
Sensient Technologies Corporation	109	2,864

Systems Software - 1.78%
Sybase, Inc. (A)	82	3,577

Technology Distributors - 4.21%
Arrow Electronics, Inc. (A)	74	2,176
Avnet, Inc. (A)	109	3,293
Tech Data Corporation (A)	65	3,033
		8,502
Thrifts & Mortgage Finance - 1.52%
First Niagara Financial Group, Inc.	220	3,057

Trucking - 2.35%
Marten Transport, Ltd. (A)	122	2,190
Werner Enterprises, Inc.	128	2,541
		4,731

TOTAL COMMON STOCKS - 93.09%		$187,515

(Cost: $154,193)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) - 5.20%
Citigroup Funding Inc.,
0.160%, 1-22-10	$2,500	2,500
ITT Corporation,
0.090%, 1-4-10	3,505	3,504
Kitty Hawk Funding Corp.,
0.160%, 1-27-10	1,560	1,560
Wisconsin Electric Power Co.,
0.110%, 1-4-10	2,900	2,900
		10,464
Master Note - 1.98%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (D)	3,995	3,995

TOTAL SHORT-TERM SECURITIES - 7.18%		$14,459

(Cost: $14,459)

TOTAL INVESTMENT SECURITIES - 100.27%		$201,974

(Cost: $168,652)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.27%)		(546)

NET ASSETS - 100.00%		$201,428

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$187,515	$––	$ ––
Short-Term Securities	––	14,459	––

Total Investments in Securities	$187,515	$14,459	$ ––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Rate shown is the yield to maturity at December 31, 2009.

(D)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Ivy Value Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 1.95%
Omnicom Group Inc.	30	$1,190

Aerospace & Defense - 1.83%
Honeywell International Inc.	29	1,121

Apparel, Accessories & Luxury Goods - 1.75%
V.F. Corporation	15	1,069

Brewers - 2.63%
Molson Coors Brewing Company, Class B	36	1,608

Computer Hardware - 6.53%
Hewlett-Packard Company	54	2,756
International Business Machines Corporation	9	1,230
		3,986
Consumer Finance - 2.23%
Capital One Financial Corporation	36	1,365

Department Stores - 2.01%
Macy's Inc.	73	1,229

Diversified Chemicals - 4.19%
Dow Chemical Company (The)	56	1,545
Solutia Inc. (A)	80	1,016
		2,561
Health Care Distributors - 6.05%
AmerisourceBergen Corporation	47	1,233
McKesson Corporation	40	2,469
		3,702
Home Improvement Retail - 3.38%
Lowe's Companies, Inc.	89	2,072

Hotels, Resorts & Cruise Lines - 2.97%
Carnival Corporation (A)	57	1,816

Industrial Machinery - 0.88%
Illinois Tool Works Inc.	11	537

Integrated Oil & Gas - 14.18%
Chevron Corporation	40	3,056
Exxon Mobil Corporation	9	628
Marathon Oil Corporation	47	1,474
Occidental Petroleum Corporation	32	2,636
Targa Resources Partners LP	36	880
		8,674
Integrated Telecommunication Services - 2.69%
AT&T Inc.	59	1,643

Investment Banking & Brokerage - 2.64%
Morgan Stanley	55	1,616

IT Consulting & Other Services - 0.81%
Accenture plc, Class A	12	498

Managed Health Care - 1.57%
UnitedHealth Group Incorporated (B)	31	957

Mortgage REITs - 1.50%
Annaly Capital Management, Inc.	53	918

Office Electronics - 2.33%
Xerox Corporation (B)	169	1,427

Oil & Gas Storage & Transportation - 6.85%
Energy Transfer Equity, L.P.	38	1,171
Enterprise Products Partners L.P.	39	1,215
MarkWest Energy Partners, L.P.	27	776
Regency Energy Partners LP	49	1,027
		4,189
Other Diversified Financial Services - 5.20%
Bank of America Corporation	211	3,182

Pharmaceuticals - 0.50%
Johnson & Johnson	5	303

Property & Casualty Insurance - 7.48%
ACE Limited	37	1,875
Travelers Companies, Inc. (The)	54	2,699
		4,574
Railroads - 3.21%
Union Pacific Corporation	31	1,961

Regional Banks - 3.08%
PNC Financial Services Group, Inc. (The)	29	1,515
Zions Bancorporation	29	368
		1,883
Reinsurance - 1.63%
RenaissanceRe Holdings Ltd.	19	994

Specialty Stores - 0.91%
Office Depot, Inc. (A)	86	556

Systems Software - 1.00%
Symantec Corporation (A)	34	612

Tobacco - 3.94%
Altria Group, Inc.	42	822
Lorillard, Inc.	13	1,027
Philip Morris International Inc.	12	559
		2,408

TOTAL COMMON STOCKS - 95.92%		$58,651

(Cost: $51,341)

SHORT-TERM SECURITIES - 4.85%	Principal

Master Note
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	$2,967	$2,967
(Cost: $2,967)

TOTAL INVESTMENT SECURITIES - 100.77%		$61,618

(Cost: $54,308)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.77%)		(473)

NET ASSETS - 100.00%		$61,145

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$58,651	$––	$ ––
Short-Term Securities	––	2,967	––

Total Investments in Securities	$58,651	$2,967	$ ––

Liabilities
Written Options	$58	$––	$ ––

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover or collateral for the following written options outstanding at December 31, 2009:

Underlying Security	Counterparty	Contracts Subject to Call		Expiration Month	Exercise Price	Premium Received	Market Value

UnitedHealth Group Incorporated	Morgan Stanley Smith Barney LLC	––	*	January 2010	$34.00	$15	$(2)
Xerox Corporation	UBS Securities LLC	1		January 2010	10.00	8	(2)

						$23	$(4)

Underlying Security	Counterparty	Contracts Subject to Put		Expiration Month	Exercise Price	Premium Received	Market Value

Energy Transfer Equity, L.P.	Morgan Stanley Smith Barney LLC	––	*	January 2010	$25.00	3	$–– *
	Morgan Stanley Smith Barney LLC	––	*	February 2010	30.00	16	(17)
Everest Re Group, Ltd.	Morgan Stanley Smith Barney LLC	––	*	April 2010	80.00	24	(14)
MarkWest Energy Partners, L.P.	Morgan Stanley Smith Barney LLC	––	*	February 2010	27.50	7	(8)
Morgan Stanley	UBS Securities LLC	––	*	January 2010	26.00	18	(5)
Regency Energy Partners LP	Morgan Stanley Smith Barney LLC	––	*	February 2010	20.00	11	(10)

						$79	$(54)

*Not shown due to rounding.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 24, 2010

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 24, 2010